N-4	Dec. 31, 2025 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	Massachusetts Mutual Variable Annuity Separate Account 4
Entity Central Index Key	0001052766
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES, EXPENSES, AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your B-Share Contract within  seven years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (CDSC) of up to 7% of the Purchase Payment withdrawn (less a 10% free withdrawal amount), declining to 0% after the seventh year.
If you withdraw money from your L-Share Contract within four years following your last Purchase Payment, you may be assessed a CDSC of up to 7% of the Purchase Payment withdrawn (less a 10% free withdrawal amount), declining to 0% after the fourth year.
For example, if you purchased the B-Share or L-Share Contract and withdraw the $100,000 initial Purchase Payment during the first two years after your Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn. This could result in a loss of principal regardless of market performance. This loss will be greater if income taxes or premature distribution taxes apply.
Charges and Deductions – Contingent Deferred Sales Charge (CDSC)
Are There Transaction Charges?
No. Currently, we do not assess a charge to transfer Contract Value among the investment options during the Accumulation Phase. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.
Charges and Deductions – Transfer Fee

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay  each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
Charges and Deductions
	Annual Fee	Minimum	Maximum
Base Contract (varies by Share Class)
	B-Share Contract	1.33%(1)	1.33%(1)
	L-Share Contract	1.68%(1)	1.68%(1)
	Investment options (Fund fees and expenses)	0.52%(2)	1.43%(2)
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.40%(3)	1.40%(4)

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:(5)
	B-Share Contract: $1,604 L-Share Contract: $1,802	B-Share Contract: $3,112 L-Share Contract: $3,290

Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Contract Share Class and Fund fees and expenses
  No optional benefits
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals

Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of Contract Share Class, optional benefits and Fund fees and expenses
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals

		[1],[2],[3],[4],[5]
Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your B-Share Contract within  seven years following your last Purchase Payment, you may be assessed a Contingent Deferred Sales Charge (CDSC) of up to 7% of the Purchase Payment withdrawn (less a 10% free withdrawal amount), declining to 0% after the seventh year.
If you withdraw money from your L-Share Contract within four years following your last Purchase Payment, you may be assessed a CDSC of up to 7% of the Purchase Payment withdrawn (less a 10% free withdrawal amount), declining to 0% after the fourth year.
For example, if you purchased the B-Share or L-Share Contract and withdraw the $100,000 initial Purchase Payment during the first two years after your Purchase Payment, you could be assessed a charge of up to $6,300 on the Purchase Payment withdrawn. This could result in a loss of principal regardless of market performance. This loss will be greater if income taxes or premature distribution taxes apply.
Charges and Deductions – Contingent Deferred Sales Charge (CDSC)

Surrender Charge Phaseout Period, Years | Years	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 6,300
Transaction Charges [Text Block]
Are There Transaction Charges?
No. Currently, we do not assess a charge to transfer Contract Value among the investment options during the Accumulation Phase. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.
Charges and Deductions – Transfer Fee

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay  each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
Charges and Deductions
Annual Fee
Minimum
Maximum
Base Contract
(varies by Share Class)
B-Share Contract
1.33%(1)
1.33%(1)
L-Share Contract
1.68%(1)
1.68%(1)
Investment options
(Fund fees and expenses)
0.52%(2)
1.43%(2)
Optional benefits  available for an additional charge (for a single optional benefit, if elected)
1.40%(3)
1.40%(4)
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract,  which could result in the assessment of  CDSCs that substantially increase costs.
Lowest Annual Cost:
Highest Annual Cost:(5)
B-Share Contract: $1,604
L-Share Contract: $1,802
B-Share Contract: $3,112
L-Share Contract: $3,290
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive combination of Contract Share Class and Fund fees and expenses
  No optional benefits
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of Contract Share Class, optional benefits and Fund fees and expenses
  No CDSC
  No additional Purchase Payments, transfers, or withdrawals
		[1],[2],[3],[4],[5]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.52%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.43%
Optional Benefits Minimum [Percent]	1.40%
Optional Benefits Maximum [Percent]	1.40%
Base Contract (N-4) Footnotes [Text Block]	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.
Optional Benefits Footnotes [Text Block]	This charge is the lowest current charge for the optional benefit available with this contract. It is the current charge for the 12-Year GMAB. The charge is a percentage of the GMAB Amount.This charge is the highest current charge for the optional benefit available with this contract. It is the current charge for the 12-Year GMAB. The charge is a percentage of the GMAB Amount.
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Highest Annual Cost Footnotes [Text Block]	The calculation of the highest annual cost assumes election of the 12-Year GMAB.
Investment Restrictions [Text Block]
Yes.
  Currently, there is no charge when you transfer Contract Value among Sub-Accounts. However, we reserve the right to charge $20 per transfer in excess of 12 in a single calendar year.
  We reserve the right to remove or substitute Funds as investment options that are available under the Contract.
  We reserve the right to limit transfers if frequent or large transfers occur.
  We reserve the right to reject subsequent Purchase Payments into the DCA Fixed Account to establish a DCA Fixed Account Term or into a current DCA Term.
  Your Contract will be subject to investment allocation restrictions while the  GMAB is in effect.

Key Information, Benefit Restrictions [Text Block]
Yes.
  We no longer offer the  GMAB, either the 12-Year Benefit or 20-Year Benefit, as an optional benefit.
  If you purchased a GMAB, either the 12-Year Benefit or 20-Year Benefit, while the GMAB is in effect, you cannot participate in the Automatic Rebalancing Program, the Automatic Investment Plan, the Separate Account Dollar Cost Averaging Program, or the DCA Fixed Account.
  Your Contract will be subject to investment allocation restrictions while the GMAB is in effect. This means you will be limited in your choice of Sub-Account investments and may be limited in how much you can invest in certain Sub-Accounts. This also means you will not be able to allocate Contract Value to all of the Sub-Accounts that are available to Owners who have not elected a GMAB. We impose allocation restrictions to reduce the risk of investment losses that may require us to use our General Account assets to honor the guarantee under the GMAB.
  If you purchased a GMAB and elected the Custom Allocation Choice Select Program, while the GMAB is in effect, you agree to authorize us to automatically rebalance your Contract Value among the Sub-Accounts available under the Program on a periodic basis to continue to follow the Custom Allocation Choice Select Program investment parameters.
  Withdrawals will negatively impact the GMAB Amount.

Tax Implications [Text Block]
  You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
  If your Contract is funding a qualified retirement plan or individual retirement annuity (IRA), you do not receive any additional tax deferral.
  Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay an additional income tax if you take a withdrawal before age 59½. Earnings for this purpose consist of Contract Value in excess of your after-tax investment (cost basis) in the Contract.

Investment Professional Compensation [Text Block]
  Your registered representative may receive compensation, in the form of commissions, for selling this Contract to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (contract retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the Contract may help these registered representatives and their supervisors qualify for such benefits.
  This conflict of interest may influence your registered representative to offer or recommend this Contract over another investment.

Exchanges [Text Block]
  In general you should be aware that some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. Thus, in general, you should only exchange your annuity contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is preferable for you to purchase the new annuity rather than continue to own the existing annuity.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Additional Information about Fees
The following tables describe the fees and expenses you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page(s) for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State Premium Taxes may also be deducted.

Annual Transaction Expenses	Maximum	Current
Contingent Deferred Sales Charge (CDSC)(1)	7%	7%

Transfer Fee During the Accumulation Phase	$20 per transfer for each additional transfer in excess of the 12 free transfers per calendar year	$0
The next table describes fees and expenses you will pay each year during the time you own the Contract, not including underlying Fund fees and expenses.  If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses	Maximum	Current
Administrative Expenses	$40 per Contract Year(1)	$40 per Contract Year(1)
Base Contract Expenses (as a percentage of average account value)
B-Share Contract	1.30%(2)	1.30%(2)
L-Share Contract	1.65%(2)(3)	1.65%(2)(3)

Optional Benefit Expenses	Maximum	Current
GMAB: 12-Year Benefit	2.50% of the GMAB Amount(1)	1.40% of the GMAB Amount(1)
GMAB: 20-Year Benefit	2.50% of the GMAB Charge Base(2)	1.40% of the GMAB Charge Base(2)
The GMAB was only available at the time you applied for the Contract. We discontinued making the GMAB available to new Contracts applied for on or after June 12, 2017.
We may change the GMAB charge at any time while you own the Contract, subject to the maximum GMAB charge. We determine, at our sole discretion, whether a change in the current charges will occur. Generally, the current charge for each GMAB will change based on current economic conditions, including interest rates and equity market volatility. This pricing structure is intended to help us provide the guarantees under the additional features.
Annual Fund Operating Expenses
The next item shows the minimum and maximum operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Charge	Minimum	Maximum
Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).(1)	0.52%	1.43%
The information above describes the fees and expenses you pay related to the Contract. For information on compensation we may receive from the Funds and their advisers and sub-advisers, see ‘‘General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – Compensation We Receive from Funds, Advisers and Sub-Advisers.’’ For information on compensation we pay to broker-dealers selling the Contract, see ‘‘Distribution.’’
		[6],[7],[8],[9],[10],[11]
Transaction Expenses [Table Text Block]

Annual Transaction Expenses	Maximum	Current
Contingent Deferred Sales Charge (CDSC)(1)	7%	7%

Transfer Fee During the Accumulation Phase	$20 per transfer for each additional transfer in excess of the 12 free transfers per calendar year	$0

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%
Deferred Sales Load, Footnotes [Text Block]	The CDSC percentage charged is based on the number of full years from when the purchase payment is applied to the Contract to the date it is withdrawn. See Appendix C for an example.For a B-Share Contract those percentages are 7% (for first three years), 6% (for 4th year), 5% (for 5th year), 4% (for 6th year), 3% (for 7th year), and 0% (for 8th year and later).For an L-Share Contract those percentages are 7% (for first three years), 6% (for 4th year), and 0% (for 5th year and later).See ‘‘Charges and Deductions – Contingent Deferred Sales Charge (CDSC)’’ for more information.
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses
Maximum
Current
Administrative Expenses
$40 per Contract Year(1)
$40 per Contract Year(1)
Base Contract Expenses
(as a percentage of average account value)
B-Share Contract
1.30%(2)
1.30%(2)
L-Share Contract
1.65%(2)(3)
1.65%(2)(3)

Optional Benefit Expenses	Maximum	Current
GMAB: 12-Year Benefit	2.50% of the GMAB Amount(1)	1.40% of the GMAB Amount(1)
GMAB: 20-Year Benefit	2.50% of the GMAB Charge Base(2)	1.40% of the GMAB Charge Base(2)
		[7],[9],[11],[12]
Administrative Expense, Maximum [Dollars]	$ 40
Administrative Expense, Current [Dollars]	$ 40
Administrative Expense, Footnotes [Text Block]	This represents the annual contract maintenance charge. Currently, we waive this charge if, when we are to make the deduction, your Contract Value is $100,000 or more. We assess the charge on each Contract Anniversary and when you make a full withdrawal. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.
Annual Portfolio Company Expenses [Table Text Block]

Charge	Minimum	Maximum
Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).(1)	0.52%	1.43%

Portfolio Company Expenses [Text Block]	Range of annual Fund operating expenses (including management fees, distribution and/or service (12b-1) fees and other expenses).
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.52%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.43%
Portfolio Company Expenses, Footnotes [Text Block]	The Fund expenses used to prepare this item were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
There are risks associated with investing in the Contract.
Market Risk. You can lose money in a variable annuity, including potential loss of your entire amount invested. The value of your investment and any returns will depend on the performance of the Funds you select. Those Funds could decline in value very significantly, and the risk of loss varies with each Fund. You bear the risk of any decline in your Contract Value resulting from the poor performance of the Funds you have selected. The investment risks are described in the prospectuses for the Funds.
Early Withdrawal Risk. Variable annuities are not a short-term investment vehicle. The  CDSC may apply for a number of years, so the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your Purchase Payments. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and may be subject to a 10% additional income tax if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract. Additional information about these risks appear in ‘‘Important Information You Should Consider About the MassMutual Transitions Select II Variable Annuity,’’  ‘‘Withdrawals,’’  and ‘‘Taxes.’’
Contract Benefits Risk.
Investment Restrictions Risks. The optional GMAB rider restricts your choice of available Funds. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might generate superior investment performance. Thus, you should consider these restrictions when deciding whether to elect the GMAB.
Risk Associated With Election of GMAB. The GMAB includes several requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for the GMAB without receiving a GMAB credit at the end of the benefit period. Withdrawals will negatively impact your GMAB Amount. Any Purchase Payments made after the first Contract year or after a reset will increase your Contract Value, but will not increase your GMAB Amount.
Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account. Similarly, if we experience financial difficulty, it could interfere with our ability to fulfill our obligations under the DCA Fixed Account and other General Account obligations.
Contract Changes Risk. We reserve the right to limit transfers. We also reserve the right to remove or substitute Funds as investment options available under the Contract. We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract. See “Other Information – Reservation of Rights” for more information
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ an additional income tax may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.
Cybersecurity and Certain Business Continuity Risks.  Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits available under the Contract.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Death Benefit
Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value determined as of the Business Day we receive both due proof of death and an election of the payment method in Good Order at our Service Center; or (2) an amount based on your Purchase Payments adjusted for withdrawals.
		Standard	None
  This benefit terminates upon a full
  withdrawal of the Contract or full annuitization of the Contract Value.
  Withdrawals reduce the death benefit
  amount in direct proportion to the
  Contract Value reduction.
  Since withdrawals result in a pro-rata
  adjustment to the death benefit
  amount, the death benefit amount
  may be reduced by more than the
  actual dollar amount of the
  withdrawals.

GMAB: 12-Year Benefit GMAB: 20-Year Benefit	If you participate in a GMAB, we guarantee that at the end of your benefit period your Contract Value will equal no less than a specified amount, the GMAB Amount.	Optional
Current Fee for the 12-Year GMAB: 1.40% of the GMAB Amount
Maximum Fee for the 12-Year GMAB: 2.50% of the GMAB Amount
Current Fee for the 20-Year GMAB: 1.40% of the GMAB Charge Base
Maximum Fee for the 20-Year GMAB: 2.50% of the GMAB Charge Base

  We no longer offer the GMAB, either the 12-Year Benefit or 20-Year Benefit, as an optional benefit.
  While the GMAB is in effect, you cannot participate in the Automatic Rebalancing Program, the AIP, the Separate Account Dollar Cost Averaging Program, or the DCA Fixed Account.
  While the GMAB is in effect, you will be subject to allocation restrictions. You will be limited in your choice of Sub-Account investments and may be limited in how much you can invest in certain Sub-Accounts.
  Withdrawals will negatively impact the GMAB Amount.
  Any Purchase Payment made after the first Contract Year or after a reset will not increase your GMAB Value.

Automatic Rebalancing Program	Automatically rebalances the Sub-Accounts you select to maintain your original percentage allocation of Contract Value.	Optional	None	Cannot use if the DCA Fixed Account, Separate Account Dollar Cost Averaging Program, or GMAB are in effect.
DCA Fixed Account	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months.	Optional	None
  Cannot use if the Automatic
  Rebalancing Program, Separate Account Dollar Cost Averaging Program, AIP, or GMAB are in effect.
  Must apply a Purchase Payment of at
  least $5,000 to a DCA Term.
  You cannot transfer current Contract Value into the DCA Fixed Account.
  No unscheduled transfers may be made from the DCA Fixed Account.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Separate Account Dollar Cost Averaging Program	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals.	Optional	None	Cannot use if the Automatic Rebalancing Program, DCA Fixed Account, AIP, or GMAB are in effect.
Systematic Withdrawal Program	Automatically withdraws a specific amount of Contract Value proportionally from all Sub-Accounts you have selected.	Optional	None	In order to participate in this program: (1) there must be at least $5,000 in Contract Value, and (2) the minimum withdrawal amount must be $100.
Terminal Illness Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if diagnosed with a terminal illness or terminal condition.	Optional	None
  You cannot be diagnosed with the terminal illness or the terminal condition or both as of the Issue Date.
  Each withdrawal request must be made one year or more after the Issue Date.
  We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.
  May not be available in all states. See ‘‘Appendix H – State Variations of Certain Contract Features.’’

Nursing Home and Hospital Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if admitted to a licensed nursing care facility or accredited hospital.	Optional	None
  Confinement must begin after the
  Issue Date.
  Each withdrawal request must be
  made one year or more after the
  Issue Date.
  Each withdrawal request must be
  made within 120 calendar days after
  services provided.
  Confinement must be for at least 90
  consecutive calendar days and must be prescribed by a state licensed medical practitioner.
  Cannot use with Systematic
  Withdrawal Program.
  May not be available in all states.
  See “Appendix H – State Variations of Certain Contract Features.”

Some of the benefits identified in the Benefits Available Under the Contract table are described in more detail following the table and other benefits are disclosed in more detail in other sections of the prospectus.
Death Benefit
Death of Owner During the Accumulation Phase
If any Owner dies during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.
The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:
•	the spouse’s initial Contract Value will be equal to the death benefit that would have been payable if the lump sum distribution had been elected;
•	all applicable Contract features and benefits will be in the surviving spouse’s name; and
•	the surviving spouse will exercise all of the Owner’s rights under the Contract.
Restrictions are as follows:
•	if, at the time the Owner purchased the Contract, the surviving spouse was over the maximum Contract issue Age, then the Contract cannot be continued;
•	if, at the time the Owner purchased the Contract, the surviving spouse was over the maximum allowable Age for electing the GMAB, then the GMAB will be terminated.

If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.
The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.
See ‘‘Taxes – Civil Unions and Domestic Partnerships’’ if you are in a domestic partnership or civil union.
Death Benefit Amount During the Accumulation Phase
Return of Purchase Payment Death Benefit
The death benefit during the Accumulation Phase will be the greater of 1 and 2 below.
(1) The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:
A = the Contract Value withdrawn, including any applicable CDSC; B = the Contract Value immediately prior to the withdrawal; and C = the total Purchase Payments adjusted for any prior withdrawals.
(2) The Contract Value determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center.
A withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction. Since withdrawals result in a pro-rata adjustment to the death benefit amount, the death benefit amount may be reduced by more than the actual dollar amount of the withdrawals. See ‘‘Appendix  E – Return of Purchase Payment Death Benefit Examples.’’
The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method at our Service Center. Where there is more than one Beneficiary, we will determine the death benefit as of the Business Day the first Beneficiary submits due proof of death and election of payment method. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or DCA Fixed Account in the ratio that your value in each Sub-Account and/or the DCA Fixed Account bears to your Contract Value. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of the payment method in Good Order and will be paid from the current allocation on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts and/or DCA Fixed Account based on the current allocation until each of the other Beneficiaries submits a Written Request to claim his/her death benefit. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).
We consider the application of a portion of your Contract Value to an Annuity Option as a withdrawal for purposes of calculating the death benefit amount.
Death Benefit Payment Options During the Accumulation Phase
The availability of certain death benefit options may be limited for Tax-Qualified Contracts in order to comply with RMD rules.
For Non-Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:
•	Option 1 – Lump sum payment of the death benefit.
•	Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.
•
Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must begin within one year of the date of any Owner’s death. This option is not available for a Beneficiary that is a non-natural person.

•
Option 4 – Payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must begin within one year of the date of any Owner’s death. Additional withdrawals, including full withdrawals, are available. This option is not available for a Beneficiary that is a non-natural person, and may not be available if there are multiple Beneficiaries. See the sub-section below entitled ‘‘Non-Qualified Beneficiary Annuity’’ for rules and restrictions.

For Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:
•	Option 1 – Lump sum payment of the death benefit.
•
Option 2 – Payment of the entire death benefit by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). This option may not be available if there are multiple Beneficiaries.

•
Option 3 – If the Beneficiary is your surviving spouse, or is not more than 10 years younger than you, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary.

•
Option 4 – If the Beneficiary is your surviving spouse, or is not more than 10 years younger than you, payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available if there are multiple Beneficiaries. See the sub-section below entitled ‘‘Beneficiary IRA’’ for rules and restrictions.
If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under ‘‘Death Benefit – Death of Owner During the Accumulation Phase.’’
Any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2. For Qualified Contracts, distribution under Option 1 or Option 2 must occur by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where   your Beneficiary is your estate or certain trusts).  In addition, if you die after reaching the age at which RMDs must begin, your beneficiary is required to take annual required minimum distributions during the ten year distribution period to the extent required by Regulations issued under IRC Section 401(a)(9). These requirements apply even if you have restricted the Beneficiary’s death benefit payout option.
You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.
We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.
Lump Sum Payments
If a lump sum payment is requested, we will pay the amount within seven calendar days after we receive due proof of death and election of the payment method in Good Order at our Service Center, unless we are required to suspend or delay payment.
Non-Qualified Beneficiary Annuity
A Non-Qualified Beneficiary Annuity, also referred to as a ‘‘non-qualified stretch’’ or ‘‘inherited non-qualified annuity,’’ is an annuity contract that is held for the benefit of the Beneficiary of a deceased annuity Owner in order to distribute death proceeds of a non-qualified annuity to the Beneficiary over that Beneficiary’s life expectancy in accordance with the required distribution rules of IRC Section 72(s). See ‘‘Taxes – Taxation of Non-Qualified Contracts – Distributions After Death of Owner’’ for more information.
If a Beneficiary(ies) elects payment under Option 4 as a Non-Qualified Beneficiary Annuity after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Non-Qualified Beneficiary Annuity. See ‘‘Ownership – Non-Qualified Beneficiary Annuity.’’):
•
The annuity Contract will be titled in the Beneficiary’s name as Beneficiary of the deceased Owner, and cannot be transferred. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.

•
Distributions must begin within one year of the Owner’s death. Required distributions will be calculated based on the Beneficiary’s life expectancy as determined under the applicable IRS table, and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value.

•
Distributions required under IRC Section 72(s) must be made at least annually through a SWP that we administer. This SWP cannot be changed or terminated. Distributions made under the SWP will be treated as variable Annuity Payments for income tax purposes. In order to qualify as Annuity Payments for income tax purposes, payments under the SWP will continue to be made even if you take additional withdrawals from the Contract.

•	Withdrawals will not be subject to a CDSC.
•	The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.
•	Additional Purchase Payments cannot be applied to the Contract.
•	Joint ownership is not allowed.
•
Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined under the applicable IRS table.

•	If there is a GMAB on the Contract, it will be terminated.
•	This option is not available for a Beneficiary who is a non-natural person.
•
A Non-Qualified Beneficiary Annuity may only be established by the Beneficiary of the Owner whose death triggered the required distribution requirements of IRC Section 72(s). A Non-Qualified Beneficiary Annuity may not be established as a ‘‘second generation’’ Non-Qualified Beneficiary Annuity by a successor Beneficiary.

Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Non-Qualified Beneficiary Annuity.
Beneficiary IRA
Beneficiary, Inherited, Legacy or ‘‘Stretch’’ IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the Required Minimum Distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, an ‘‘Eligible Designated Beneficiary’’ may generally establish a Beneficiary IRA by either purchasing a new annuity contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.
If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated beneficiary, and certain trusts as beneficiary, are treated as Eligible Designated Beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust beneficiary).
However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated beneficiaries are treated as Eligible Designated Beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA owner or, (2) is not more than 10 years younger than the deceased qualified plan participant or IRA owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect the Beneficiary IRA payout option.
See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.
Eligibility Requirements/Restrictions:
If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Beneficiary IRA. See ‘‘Ownership – Beneficiary IRA.’’):
•	The annuity contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.
•
For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value. If the original Owner died after  RMDs were required to begin, and was younger than the Beneficiary, the RMD amount may be calculated based on the original Owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If, however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.

•
If the original owner died before January 1, 2020 (before January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and the Beneficiary is a trust, a Beneficiary IRA may only be established if the trust qualifies as a ‘‘see-through’’ trust. For see-through trusts, RMDs must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the Annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA. If the original Owner died after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), we will not offer a Beneficiary IRA to a trust.
•	RMDs must be made at least annually through a SWP that we administer. This SWP cannot be terminated.
•	Withdrawals will not be subject to a CDSC.
•	The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.
•	Additional contributions cannot be applied to the Contract.
•
Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.

•	If there is a GMAB on the Contract, it will be terminated.
•
A Beneficiary IRA may only be established by the Beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a ‘‘second generation’’ Beneficiary IRA by a successor Beneficiary.

•	Joint ownership of a Beneficiary IRA is not allowed. Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.
Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.
Death of Owner During the Annuity Phase
Upon any Owner’s death during the Annuity Phase, if the Annuitant is still alive, the surviving Owner will retain the ownership of the Contract. If there is no surviving Owner, the Beneficiary will become the Owner. Any remaining Annuity Payments under the Annuity Option elected will continue to be paid at least as rapidly as under the method of distribution in effect at such Owner’s death. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living.
Death of Annuitant
If an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant and you do not name an Annuitant within 30 calendar days after we receive notification of the death of the Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of the Annuitant as the death of the Owner and pay the death benefit as described in ‘‘Death Benefit – Death of Owner During the Accumulation Phase.’’
Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an ‘‘Eligible Designated Beneficiary’’ as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.
Death Benefit and Partial Annuitizations
If you apply a portion of your Non-Qualified Contract Value to an Annuity Option, the death benefit for that portion will be determined in accordance with ‘‘Death Benefit – Death of Owner During the Annuity Phase’’ and ‘‘Death Benefit – Death of
Annuitant.’’ The death benefit for the portion of the Contract Value remaining in the Accumulation Phase will be determined in accordance with ‘‘Death Benefit – Death of Owner During the Accumulation Phase’’ and ‘‘Death Benefit – Death of Annuitant.’’
Due Proof of Death
For purposes of determining due proof of death, we require:
•	a certified death certificate; or
•	a certified decree of a court of competent jurisdiction as to the finding of death; or
•	any other proof satisfactory to us.
Additional Benefits
Terminal Illness Withdrawal Benefit
With this benefit, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have met the following conditions:
•
For purposes of this benefit, you (or an Annuitant, if the Owner is a non-natural person) were not diagnosed with a terminal illness or a terminal condition resulting from bodily injury or disease or both as of the Issue Date.

•	Each withdrawal request is made on or after the ‘‘Eligibility Date for Waiver of Contingent Deferred Sales Charge,’’ which is one year after the Issue Date.
•
We will require proof that you (or an Annuitant, if the Owner is a non-natural person) are terminally ill, as described above, and not expected to live more than 12 months. This proof will include, but is not limited to, certification by a state licensed medical practitioner performing within the scope of his/her license. The state licensed medical practitioner must not be you or your parent, sibling, spouse or child (or an Annuitant or an Annuitant’s parent, sibling, spouse or child if the Owner is a non-natural person).

If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.
There is no charge for the Terminal Illness Withdrawal Benefit. The Terminal Illness Withdrawal Benefit may not be available in all states. See ‘‘Appendix H – State Variations of Certain Contract Features.’’ Please contact your registered representative or call the Service Center for more information.
Nursing Home and Hospital Withdrawal Benefit
With this benefit, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have been admitted to a licensed nursing care facility or accredited hospital or its successor, subject to the following requirements:
•
For purposes of this benefit, you (or the Annuitant, if the Owner is a non-natural person) are not confined in a licensed nursing care facility or accredited hospital or its successor on the Issue Date.

•	Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.
•
Each withdrawal request is made within 120 calendar days after services were provided to you (or the Annuitant, if the Owner is a non-natural person). You must have been confined at a licensed nursing care facility and/or accredited hospital or its successor for a consecutive period of at least 90 consecutive calendar days.

•	The confinement must be prescribed by a state licensed medical practitioner performing within the scope of his/her license.
•	Each withdrawal is accompanied by proof satisfactory to us that you (or the Annuitant, if the Owner is a non-natural person) meet the qualifying conditions above.
You may not participate in the Systematic Withdrawal Program if we are currently waiving the CDSC in accordance with this benefit.
A licensed nursing care facility is an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care, or custodial nursing care. An accredited hospital is a hospital licensed, or recognized as a general hospital, by the state in which it is located or by the Joint Commission on the Accreditation of Hospitals, or its successors.
If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.
There is no charge for the Nursing Home and Hospital Withdrawal Benefit. The Nursing Home and Hospital Withdrawal Benefit may not be available in all states. See “Appendix H – State Variations of Certain Contract Features.” Please contact your registered representative or call the Service Center for more information.

Benefits Available [Table Text Block]

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Death Benefit
Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value determined as of the Business Day we receive both due proof of death and an election of the payment method in Good Order at our Service Center; or (2) an amount based on your Purchase Payments adjusted for withdrawals.
		Standard	None
  This benefit terminates upon a full
  withdrawal of the Contract or full annuitization of the Contract Value.
  Withdrawals reduce the death benefit
  amount in direct proportion to the
  Contract Value reduction.
  Since withdrawals result in a pro-rata
  adjustment to the death benefit
  amount, the death benefit amount
  may be reduced by more than the
  actual dollar amount of the
  withdrawals.

GMAB: 12-Year Benefit GMAB: 20-Year Benefit	If you participate in a GMAB, we guarantee that at the end of your benefit period your Contract Value will equal no less than a specified amount, the GMAB Amount.	Optional
Current Fee for the 12-Year GMAB: 1.40% of the GMAB Amount
Maximum Fee for the 12-Year GMAB: 2.50% of the GMAB Amount
Current Fee for the 20-Year GMAB: 1.40% of the GMAB Charge Base
Maximum Fee for the 20-Year GMAB: 2.50% of the GMAB Charge Base

  We no longer offer the GMAB, either the 12-Year Benefit or 20-Year Benefit, as an optional benefit.
  While the GMAB is in effect, you cannot participate in the Automatic Rebalancing Program, the AIP, the Separate Account Dollar Cost Averaging Program, or the DCA Fixed Account.
  While the GMAB is in effect, you will be subject to allocation restrictions. You will be limited in your choice of Sub-Account investments and may be limited in how much you can invest in certain Sub-Accounts.
  Withdrawals will negatively impact the GMAB Amount.
  Any Purchase Payment made after the first Contract Year or after a reset will not increase your GMAB Value.

Automatic Rebalancing Program	Automatically rebalances the Sub-Accounts you select to maintain your original percentage allocation of Contract Value.	Optional	None	Cannot use if the DCA Fixed Account, Separate Account Dollar Cost Averaging Program, or GMAB are in effect.
DCA Fixed Account	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months.	Optional	None
  Cannot use if the Automatic
  Rebalancing Program, Separate Account Dollar Cost Averaging Program, AIP, or GMAB are in effect.
  Must apply a Purchase Payment of at
  least $5,000 to a DCA Term.
  You cannot transfer current Contract Value into the DCA Fixed Account.
  No unscheduled transfers may be made from the DCA Fixed Account.

Benefit	Purpose	Benefit is Standard or Optional	Fee	Restrictions/Limitations
Separate Account Dollar Cost Averaging Program	Automatically transfers a specific amount of Contract Value from a single Sub-Account to other Sub-Accounts you have selected, at set intervals.	Optional	None	Cannot use if the Automatic Rebalancing Program, DCA Fixed Account, AIP, or GMAB are in effect.
Systematic Withdrawal Program	Automatically withdraws a specific amount of Contract Value proportionally from all Sub-Accounts you have selected.	Optional	None	In order to participate in this program: (1) there must be at least $5,000 in Contract Value, and (2) the minimum withdrawal amount must be $100.
Terminal Illness Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if diagnosed with a terminal illness or terminal condition.	Optional	None
  You cannot be diagnosed with the terminal illness or the terminal condition or both as of the Issue Date.
  Each withdrawal request must be made one year or more after the Issue Date.
  We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.
  May not be available in all states. See ‘‘Appendix H – State Variations of Certain Contract Features.’’

Nursing Home and Hospital Withdrawal Benefit	Allows withdrawal of some or all Contract Value without incurring a CDSC if admitted to a licensed nursing care facility or accredited hospital.	Optional	None
  Confinement must begin after the
  Issue Date.
  Each withdrawal request must be
  made one year or more after the
  Issue Date.
  Each withdrawal request must be
  made within 120 calendar days after
  services provided.
  Confinement must be for at least 90
  consecutive calendar days and must be prescribed by a state licensed medical practitioner.
  Cannot use with Systematic
  Withdrawal Program.
  May not be available in all states.
  See “Appendix H – State Variations of Certain Contract Features.”

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A
Investment Options Available Under the  Contract
Funds Available Under the Contract
The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. While the GMAB is in effect, the Funds available to you are restricted. See “Appendix B  –  Funds Available When the GMAB  is in Effect” for information regarding the allocation restrictions associated with participation in Guaranteed Minimum Accumulation Benefit (GMAB). Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Transitions-Select-II. You can also request this information at no cost by calling (866) 645-2362 or sending an email request to MassMutual.services@zinnia.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	MML VIP Aggressive Allocation Fund (Service Class)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.23%	13.91%	8.11%	9.26%
Asset Allocation	MML VIP American Funds 65/35 Allocation Fund (Service Class I)(1)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	14.54%	7.37%	8.39%
Asset Allocation	MML VIP Balanced Allocation Fund (Service Class)(1)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.11%	10.80%	4.49%	6.06%
Asset Allocation	MML VIP Conservative Allocation Fund (Service Class)(1)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.08%	9.98%	3.73%	5.33%
Asset Allocation	MML VIP Growth Allocation Fund (Service Class)(1)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.15%	12.60%	6.78%	8.10%
Asset Allocation	MML VIP Moderate Allocation Fund (Service Class)(1)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.12%	11.57%	5.46%	6.81%
Money Market	MML VIP Barings U.S. Government Money Market Fund (Initial Class)(8)(9) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	3.80%	2.87%	1.80%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.20% (*)	12.75%	1.39%	2.76%
Fixed Income	MML VIP Barings Core Bond Fund (Service Class)(10) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.70%	7.59%	0.23%	2.38%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	MML VIP Barings Inflation-Protected and Income Fund (Service Class)(11) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.90%	5.57%	0.85%	2.89%
Fixed Income	MML VIP Barings Short-Duration Bond Fund (Service Class I)(12) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.84%	5.76%	2.30%	2.31%
Fixed Income	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (Service Class I)(13) Adviser: MML Investment Advisers, LLC Sub-Adviser: FIAM LLC	0.86%	7.03%	-1.10%	1.58%
Balanced	MML VIP BlackRock® Balanced Fund (Service Class)(1)(14) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.76%	12.56%	7.59%	8.93%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.97%	13.11%	12.07%	10.45%
Large Cap Value	MML VIP Franklin Templeton Equity Fund (Service Class)(15) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.69%	17.20%	13.47%	10.96%
Large Cap Value	MML VIP T. Rowe Price Equity Income Fund (Service Class)(16) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	14.10%	10.83%	10.24%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.79%	21.19%	15.08%	15.48%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.15%	7.75%	8.48%	12.23%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.81%	11.32%	11.66%	12.71%
Large Cap Blend	MML VIP Invesco Main Street Equity Fund (Service Class I)(17) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.05%	15.90%	12.21%	14.17%
Large Cap Blend	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (Service Class)(18) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	1.02%	10.32%	6.79%	5.84%
Large Cap Growth	MML VIP American Funds Growth Fund (Service Class I)(19)(20)(21) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	19.66%	12.89%	17.47%
Large Cap Growth	MML VIP Loomis Sayles Large Cap Growth Fund (Service Class)(22) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.95%	14.74%	14.67%	16.05%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Growth	MML VIP T. Rowe Price Blue Chip Growth Fund (Service Class)(23) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.03%	18.19%	10.81%	14.97%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.07%	2.17%	8.41%	8.42%
Small/Mid-Cap Value	MML VIP American Century Mid Cap Value Fund (Service Class)(24) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.14%	8.62%	8.51%	8.86%
Small/Mid-Cap Value	MML VIP American Century Small Company Value Fund (Service Class I)(25) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	-3.60%	4.90%	8.28%
Small/Mid-Cap Blend	MML VIP Invesco Small Cap Equity Fund (Service Class)(26) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.96%	8.59%	8.11%	10.46%
Small/Mid-Cap Growth	MML VIP Invesco Discovery Mid Cap Fund (Service Class I)(27) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.10% (*)	—	—	—
Small/Mid-Cap Growth	MML VIP T. Rowe Price Mid Cap Growth Fund (Service Class)(28) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.07%	4.10%	3.56%	9.66%
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Service Class)(29) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.30% (*)	7.07%	2.41%	10.32%
International/Global	Invesco V.I. International Growth Fund (Series II)(30) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	15.53%	1.88%	5.34%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.17%	32.36%	8.76%	6.46%
International/Global	MML VIP Invesco Global Fund (Service Class I)(31) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	22.69%	7.24%	9.68%
International/Global	MML VIP MFS International Equity Fund (Service Class I)(32) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.18% (*)	25.20%	7.07%	6.97%
Specialty (33)
Nomura VIP Asset Strategy Series (Service Class)(34)
Adviser: Delaware Management Company
Sub-Advisers: Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited
		0.77% (*)	16.66%	7.07%	7.84%
Fixed Account Investment Options Available Under the Contract

Name	Minimum Guaranteed Interest Rate
6 Month DCA Fixed Account	1%
12 Month DCA Fixed Account	1%
The following is a list of fixed options currently available under the Contract. We may change the features of the fixed options listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. While the  GMAB is in effect, the investment options available to you are restricted. You may not participate in the DCA Fixed Account if the GMAB is in effect. See “General Information about Massachusetts Mutual Life Insurance Company, the Separate Account and the Investment Options – The  DCA Fixed Account” for more information.
		[13],[14],[15],[16],[17],[18],[19],[20],[21],[22],[23],[24],[25],[26],[27],[28],[29],[30],[31],[32],[33],[34],[35],[36],[37],[38],[39],[40],[41],[42],[43],[44],[45],[46],[47],[48]
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Funds currently available under the Contract. The list of Funds is subject to change, as discussed in the prospectus for the Contract. While the GMAB is in effect, the Funds available to you are restricted. See “Appendix B – Funds Available When the GMAB is in Effect” for information regarding the allocation restrictions associated with participation in Guaranteed Minimum Accumulation Benefit (GMAB). Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/Transitions-Select-II. You can also request this information at no cost by calling (866) 645-2362 or sending an email request to MassMutual.services@zinnia.com.
Portfolio Companies [Table Text Block]

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	MML VIP Aggressive Allocation Fund (Service Class)(1)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.23%	13.91%	8.11%	9.26%
Asset Allocation	MML VIP American Funds 65/35 Allocation Fund (Service Class I)(1)(3) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	14.54%	7.37%	8.39%
Asset Allocation	MML VIP Balanced Allocation Fund (Service Class)(1)(4) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.11%	10.80%	4.49%	6.06%
Asset Allocation	MML VIP Conservative Allocation Fund (Service Class)(1)(5) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.08%	9.98%	3.73%	5.33%
Asset Allocation	MML VIP Growth Allocation Fund (Service Class)(1)(6) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.15%	12.60%	6.78%	8.10%
Asset Allocation	MML VIP Moderate Allocation Fund (Service Class)(1)(7) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.12%	11.57%	5.46%	6.81%
Money Market	MML VIP Barings U.S. Government Money Market Fund (Initial Class)(8)(9) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.52%	3.80%	2.87%	1.80%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series II) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.20% (*)	12.75%	1.39%	2.76%
Fixed Income	MML VIP Barings Core Bond Fund (Service Class)(10) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.70%	7.59%	0.23%	2.38%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	MML VIP Barings Inflation-Protected and Income Fund (Service Class)(11) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.90%	5.57%	0.85%	2.89%
Fixed Income	MML VIP Barings Short-Duration Bond Fund (Service Class I)(12) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.84%	5.76%	2.30%	2.31%
Fixed Income	MML VIP Fidelity Institutional AM® Core Plus Bond Fund (Service Class I)(13) Adviser: MML Investment Advisers, LLC Sub-Adviser: FIAM LLC	0.86%	7.03%	-1.10%	1.58%
Balanced	MML VIP BlackRock® Balanced Fund (Service Class)(1)(14) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.76%	12.56%	7.59%	8.93%
Large Cap Value	MML Income & Growth Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.97%	13.11%	12.07%	10.45%
Large Cap Value	MML VIP Franklin Templeton Equity Fund (Service Class)(15) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.69%	17.20%	13.47%	10.96%
Large Cap Value	MML VIP T. Rowe Price Equity Income Fund (Service Class)(16) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.04%	14.10%	10.83%	10.24%
Large Cap Blend
Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Adviser: Fidelity Management & Research Company LLC
Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
		0.79%	21.19%	15.08%	15.48%
Large Cap Blend	MML Focused Equity Fund (Service Class I) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.15%	7.75%	8.48%	12.23%
Large Cap Blend	MML Sustainable Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	0.81%	11.32%	11.66%	12.71%
Large Cap Blend	MML VIP Invesco Main Street Equity Fund (Service Class I)(17) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.05%	15.90%	12.21%	14.17%
Large Cap Blend	MML VIP JPMorgan U.S. Research Enhanced Equity Fund (Service Class)(18) Adviser: MML Investment Advisers, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	1.02%	10.32%	6.79%	5.84%
Large Cap Growth	MML VIP American Funds Growth Fund (Service Class I)(19)(20)(21) Adviser: MML Investment Advisers, LLC Sub-Adviser: N/A	1.02%	19.66%	12.89%	17.47%
Large Cap Growth	MML VIP Loomis Sayles Large Cap Growth Fund (Service Class)(22) Adviser: MML Investment Advisers, LLC Sub-Adviser: Loomis, Sayles & Company, L.P.	0.95%	14.74%	14.67%	16.05%

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Growth	MML VIP T. Rowe Price Blue Chip Growth Fund (Service Class)(23) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.03%	18.19%	10.81%	14.97%
Small/Mid-Cap Value	MML Small/Mid Cap Value Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: AllianceBernstein L.P.	1.07%	2.17%	8.41%	8.42%
Small/Mid-Cap Value	MML VIP American Century Mid Cap Value Fund (Service Class)(24) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.14%	8.62%	8.51%	8.86%
Small/Mid-Cap Value	MML VIP American Century Small Company Value Fund (Service Class I)(25) Adviser: MML Investment Advisers, LLC Sub-Adviser: American Century Investment Management, Inc.	1.24% (*)	-3.60%	4.90%	8.28%
Small/Mid-Cap Blend	MML VIP Invesco Small Cap Equity Fund (Service Class)(26) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.96%	8.59%	8.11%	10.46%
Small/Mid-Cap Growth	MML VIP Invesco Discovery Mid Cap Fund (Service Class I)(27) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.10% (*)	—	—	—
Small/Mid-Cap Growth	MML VIP T. Rowe Price Mid Cap Growth Fund (Service Class)(28) Adviser: MML Investment Advisers, LLC Sub-Adviser: T. Rowe Price Associates, Inc.	1.07%	4.10%	3.56%	9.66%
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Service Class)(29) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.30% (*)	7.07%	2.41%	10.32%
International/Global	Invesco V.I. International Growth Fund (Series II)(30) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	1.25% (*)	15.53%	1.88%	5.34%
International/Global	MML Foreign Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Thompson, Siegel and Walmsley LLC	1.17%	32.36%	8.76%	6.46%
International/Global	MML VIP Invesco Global Fund (Service Class I)(31) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	1.06%	22.69%	7.24%	9.68%
International/Global	MML VIP MFS International Equity Fund (Service Class I)(32) Adviser: MML Investment Advisers, LLC Sub-Adviser: Massachusetts Financial Services Company	1.18% (*)	25.20%	7.07%	6.97%
Specialty (33)
Nomura VIP Asset Strategy Series (Service Class)(34)
Adviser: Delaware Management Company
Sub-Advisers: Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited
		0.77% (*)	16.66%	7.07%	7.84%

Fixed Option [Line Items]
Fixed Options Available [Table Text Block]

Name	Minimum Guaranteed Interest Rate
6 Month DCA Fixed Account	1%
12 Month DCA Fixed Account	1%

MML VIP Aggressive Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Aggressive Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	13.91%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	9.26%
MML VIP American Funds 65/35 Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Funds 65/35 Allocation Fund(Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	7.37%
Average Annual Total Returns, 10 Years [Percent]	8.39%
MML VIP Balanced Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Balanced Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	10.80%
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	6.06%
MML VIP Conservative Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Conservative Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.98%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	5.33%
MML VIP Growth Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Growth Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.60%
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	8.10%
MML VIP Moderate Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Moderate Allocation Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	11.57%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	6.81%
MML VIP Barings U.S. Government Money Market Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings U.S. Government Money Market Fund(Initial Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	3.80%
Average Annual Total Returns, 5 Years [Percent]	2.87%
Average Annual Total Returns, 10 Years [Percent]	1.80%
Invesco V.I. Global Strategic Income Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Global Strategic Income Fund (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	2.76%
MML VIP Barings Core Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings Core Bond Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	7.59%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	2.38%
MML VIP Barings Inflation-Protected and Income Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings Inflation-Protected and Income Fund(Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	5.57%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	2.89%
MML VIP Barings Short-Duration Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Barings Short-Duration Bond Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barings LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.76%
Average Annual Total Returns, 5 Years [Percent]	2.30%
Average Annual Total Returns, 10 Years [Percent]	2.31%
MML VIP Fidelity Institutional AM Core Plus Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Fidelity Institutional AM® Core Plus Bond Fund(Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	(1.10%)
Average Annual Total Returns, 10 Years [Percent]	1.58%
MML VIP BlackRock Balanced Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP BlackRock® Balanced Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.59%
Average Annual Total Returns, 10 Years [Percent]	8.93%
MML Income & Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Income & Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	10.45%
MML VIP Franklin Templeton Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Franklin Templeton Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	17.20%
Average Annual Total Returns, 5 Years [Percent]	13.47%
Average Annual Total Returns, 10 Years [Percent]	10.96%
MML VIP T. Rowe Price Equity Income Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP T. Rowe Price Equity Income Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	10.83%
Average Annual Total Returns, 10 Years [Percent]	10.24%
Fidelity® VIP Contrafund® Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.19%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.48%
MML Focused Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Focused Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	12.23%
MML Sustainable Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Sustainable Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.32%
Average Annual Total Returns, 5 Years [Percent]	11.66%
Average Annual Total Returns, 10 Years [Percent]	12.71%
MML VIP Invesco Main Street Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Main Street Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.90%
Average Annual Total Returns, 5 Years [Percent]	12.21%
Average Annual Total Returns, 10 Years [Percent]	14.17%
MML VIP JPMorgan U.S. Research Enhanced Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP JPMorgan U.S. Research Enhanced Equity Fund(Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.32%
Average Annual Total Returns, 5 Years [Percent]	6.79%
Average Annual Total Returns, 10 Years [Percent]	5.84%
MML VIP American Funds Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Funds Growth Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	19.66%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	17.47%
MML VIP Loomis, Sayles Large Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Loomis Sayles Large Cap Growth Fund(Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.74%
Average Annual Total Returns, 5 Years [Percent]	14.67%
Average Annual Total Returns, 10 Years [Percent]	16.05%
MML VIP T. Rowe Price Blue Chip Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP T. Rowe Price Blue Chip Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.19%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	14.97%
MML Small/Mid Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Small/Mid Cap Value Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.17%
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	8.42%
MML VIP American Century Mid Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Century Mid Cap Value Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	8.86%
MML VIP American Century Small Company Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP American Century Small Company Value Fund(Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	(3.60%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	8.28%
MML VIP Invesco Small Cap Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Small Cap Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	8.59%
Average Annual Total Returns, 5 Years [Percent]	8.11%
Average Annual Total Returns, 10 Years [Percent]	10.46%
MML VIP Invesco Discovery Mid Cap Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Discovery Mid Cap Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%
MML VIP T. Rowe Price Mid Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP T. Rowe Price Mid Cap Growth Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 10 Years [Percent]	9.66%
MML VIP Wellington Small Cap Growth Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Wellington Small Cap Growth Equity Fund(Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Invesco V.I. International Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund (Series II)
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	N/A
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	15.53%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	5.34%
MML Foreign Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML Foreign Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Thompson, Siegel and Walmsley LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	32.36%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	6.46%
MML VIP Invesco Global Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Invesco Global Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	22.69%
Average Annual Total Returns, 5 Years [Percent]	7.24%
Average Annual Total Returns, 10 Years [Percent]	9.68%
MML VIP MFS International Equity Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP MFS International Equity Fund (Service Class I)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	25.20%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	6.97%
Nomura VIP Asset Strategy Series
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series (Service Class)
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Nomura Investment Management Austria Kapitalanlage AG and Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
GMAB: 20-Year Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%
Optional Benefit Expense, Footnotes [Text Block]	‘‘GMAB Charge Base’’ refers to the total Purchase Payments made during the first Contract Year, adjusted by any withdrawals during the benefit period. See ‘‘Additional Benefits – Guaranteed Minimum Accumulation Benefit (GMAB) – 20-Year Benefit – GMAB Charge.’’
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%
Optional Benefit Expense, Footnotes [Text Block]	‘‘GMAB Charge Base’’ refers to the total Purchase Payments made during the first Contract Year, adjusted by any withdrawals during the benefit period. See ‘‘Additional Benefits – Guaranteed Minimum Accumulation Benefit (GMAB) – 20-Year Benefit – GMAB Charge.’’
GMAB: 12-Year Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%
Optional Benefit Expense, Footnotes [Text Block]	‘‘GMAB Amount’’ refers to the minimum Contract Value guaranteed at the end of the benefit period. The GMAB Amount will be recalculated after a reset. See ‘‘GMAB Amount’’ and ‘‘The Reset Option” in “Additional Benefits – Guaranteed Minimum Accumulation Benefit (GMAB) – 12-Year Benefit.’’
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.40%
Optional Benefit Expense, Footnotes [Text Block]	‘‘GMAB Amount’’ refers to the minimum Contract Value guaranteed at the end of the benefit period. The GMAB Amount will be recalculated after a reset. See ‘‘GMAB Amount’’ and ‘‘The Reset Option” in “Additional Benefits – Guaranteed Minimum Accumulation Benefit (GMAB) – 12-Year Benefit.’’
No GMAB Benefit Elected
Item 4. Fee Table [Line Items]
No Surrender Expense, 3 Years, Maximum [Dollars]	$ 9,419
Nursing Home and Hospital Withdrawal Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nursing Home andHospital WithdrawalBenefit
Purpose of Benefit [Text Block]	Allows withdrawal of some orall Contract Value withoutincurring a CDSC if admittedto a licensed nursing carefacility or accredited hospital.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Confinement must begin after theIssue Date.Each withdrawal request must bemade one year or more after theIssue Date.Each withdrawal request must bemade within 120 calendar days afterservices provided.Confinement must be for at least 90consecutive calendar days and must be prescribed by a state licensed medical practitioner.Cannot use with SystematicWithdrawal Program.May not be available in all states.See “Appendix H – State Variations of Certain Contract Features.”
Name of Benefit [Text Block]	Nursing Home andHospital WithdrawalBenefit
Operation of Benefit [Text Block]	Nursing Home and Hospital Withdrawal BenefitWith this benefit, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have been admitted to a licensed nursing care facility or accredited hospital or its successor, subject to the following requirements:For purposes of this benefit, you (or the Annuitant, if the Owner is a non-natural person) are not confined in a licensed nursing care facility or accredited hospital or its successor on the Issue Date.Each withdrawal request is made on or after the “Eligibility Date for Waiver of Contingent Deferred Sales Charge,” which is one year after the Issue Date.Each withdrawal request is made within 120 calendar days after services were provided to you (or the Annuitant, if the Owner is a non-natural person). You must have been confined at a licensed nursing care facility and/or accredited hospital or its successor for a consecutive period of at least 90 consecutive calendar days.The confinement must be prescribed by a state licensed medical practitioner performing within the scope of his/her license.Each withdrawal is accompanied by proof satisfactory to us that you (or the Annuitant, if the Owner is a non-natural person) meet the qualifying conditions above.You may not participate in the Systematic Withdrawal Program if we are currently waiving the CDSC in accordance with this benefit.A licensed nursing care facility is an institution licensed by the state in which it is located to provide skilled nursing care, intermediate nursing care, or custodial nursing care. An accredited hospital is a hospital licensed, or recognized as a general hospital, by the state in which it is located or by the Joint Commission on the Accreditation of Hospitals, or its successors.If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.There is no charge for the Nursing Home and Hospital Withdrawal Benefit. The Nursing Home and Hospital Withdrawal Benefit may not be available in all states. See “Appendix H – State Variations of Certain Contract Features.” Please contact your registered representative or call the Service Center for more information.
Terminal Illness Withdrawal Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal IllnessWithdrawal Benefit
Purpose of Benefit [Text Block]	Allows withdrawal of some or all Contract Value without incurring a CDSC if diagnosed with a terminal illness or terminal condition.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You cannot be diagnosed with the terminal illness or the terminal condition or both as of the Issue Date.Each withdrawal request must be made one year or more after the Issue Date.We require proof that you are terminally ill, including, but not limited to, certification by a state licensed medical practitioner.May not be available in all states. See ‘‘Appendix H – State Variations of Certain Contract Features.’’
Name of Benefit [Text Block]	Terminal IllnessWithdrawal Benefit
Operation of Benefit [Text Block]	Terminal Illness Withdrawal BenefitWith this benefit, you may withdraw all or a portion of your Contract Value without incurring a CDSC if we receive a Written Request in Good Order at our Service Center that you (or an Annuitant, if the Owner is a non-natural person) have met the following conditions:For purposes of this benefit, you (or an Annuitant, if the Owner is a non-natural person) were not diagnosed with a terminal illness or a terminal condition resulting from bodily injury or disease or both as of the Issue Date.Each withdrawal request is made on or after the ‘‘Eligibility Date for Waiver of Contingent Deferred Sales Charge,’’ which is one year after the Issue Date.We will require proof that you (or an Annuitant, if the Owner is a non-natural person) are terminally ill, as described above, and not expected to live more than 12 months. This proof will include, but is not limited to, certification by a state licensed medical practitioner performing within the scope of his/her license. The state licensed medical practitioner must not be you or your parent, sibling, spouse or child (or an Annuitant or an Annuitant’s parent, sibling, spouse or child if the Owner is a non-natural person).If we determine that your Written Request for a withdrawal free of CDSC does not meet the qualifying conditions, we will provide a Written Notice of such determination. We will not proceed with your Written Request for a withdrawal until we receive notification from you that you accept or reject the withdrawal including the CDSC assessed. If you do not accept the withdrawal including the CDSC, the withdrawal request will not be processed. If you do accept the withdrawal including the CDSC, we will process it on the Business Day you notify us of your acceptance.There is no charge for the Terminal Illness Withdrawal Benefit. The Terminal Illness Withdrawal Benefit may not be available in all states. See ‘‘Appendix H – State Variations of Certain Contract Features.’’ Please contact your registered representative or call the Service Center for more information.
Separate Account Dollar Cost Averaging Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Separate Account Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Automatically transfers aspecific amount of ContractValue from a singleSub-Account to otherSub-Accounts you haveselected, at set intervals.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use if the AutomaticRebalancing Program, DCA FixedAccount, AIP, or GMAB are in effect.
Name of Benefit [Text Block]	Separate Account Dollar Cost Averaging Program
Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Automatically withdraws a specific amount of Contract Value proportionally from all Sub-Accounts you have selected.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	In order to participate in this program:(1) there must be at least $5,000 in Contract Value, and(2) the minimum withdrawal amount must be $100.
Name of Benefit [Text Block]	Systematic Withdrawal Program
GMAB: 12-Year Benefit/GMAB: 20-Year Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	GMAB: 12-Year BenefitGMAB: 20-Year Benefit
Purpose of Benefit [Text Block]	If you participate in a GMAB, we guarantee that at the end of your benefit period your Contract Value will equal no less than a specified amount, the GMAB Amount.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	We no longer offer the GMAB, either the 12-Year Benefit or 20-Year Benefit, as an optional benefit.While the GMAB is in effect, you cannot participate in the Automatic Rebalancing Program, the AIP, the Separate Account Dollar Cost Averaging Program, or the DCA Fixed Account.While the GMAB is in effect, you will be subject to allocation restrictions. You will be limited in your choice of Sub-Account investments and may be limited in how much you can invest in certain Sub-Accounts. Withdrawals will negatively impact the GMAB Amount.Any Purchase Payment made after the first Contract Year or after a reset will not increase your GMAB Value.
Name of Benefit [Text Block]	GMAB: 12-Year BenefitGMAB: 20-Year Benefit
Automatic Rebalancing Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Automatic Rebalancing Program
Purpose of Benefit [Text Block]	Automatically rebalances the Sub-Accounts you select to maintain your original percentage allocation of Contract Value.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use if the DCA Fixed Account, Separate Account Dollar Cost Averaging Program, or GMAB are in effect.
Name of Benefit [Text Block]	Automatic Rebalancing Program
DCA Fixed Account
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	DCA Fixed Account
Purpose of Benefit [Text Block]	Automatically transfers a specific amount of Contract Value from the DCA Fixed Account to the Sub-Accounts you have selected, at set intervals over a period of either six or twelve months.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Cannot use if the AutomaticRebalancing Program, Separate Account Dollar Cost Averaging Program, AIP, or GMAB are in effect.Must apply a Purchase Payment of atleast $5,000 to a DCA Term.You cannot transfer current Contract Value into the DCA Fixed Account.No unscheduled transfers may be made from the DCA Fixed Account.
Name of Benefit [Text Block]	DCA Fixed Account
Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Upon your death, we will pay your designated beneficiaries the greater of (1) the Contract Value determined as of the Business Day we receive both due proof of death and an election of the payment method in Good Order at our Service Center; or (2) an amount based on your Purchase Payments adjusted for withdrawals.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	This benefit terminates upon a fullwithdrawal of the Contract or full annuitization of the Contract Value.Withdrawals reduce the death benefitamount in direct proportion to theContract Value reduction.Since withdrawals result in a pro-rataadjustment to the death benefitamount, the death benefit amountmay be reduced by more than theactual dollar amount of thewithdrawals.
Name of Benefit [Text Block]	Death Benefit
Death of Owner During the Accumulation Phase
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death of Owner During the Accumulation PhaseIf any Owner dies during the Accumulation Phase, we will pay a death benefit to the primary Beneficiary. If any Owner dies, we will treat the surviving Owner as the primary Beneficiary and treat any other Beneficiary designation, on record at the time of death, as a contingent Beneficiary.The Beneficiary may request that the death benefit be paid under one of the death benefit options. If the sole primary Beneficiary is your spouse and your Contract is a Non-Qualified Contract or is held as a traditional IRA (including SEP and SIMPLE IRAs) or Roth IRA, he or she may elect to become the Owner of the Contract by continuing the Contract at the death benefit amount payable. Generally, if the Contract is continued then:the spouse’s initial Contract Value will be equal to the death benefit that would have been payable if the lump sum distribution had been elected;all applicable Contract features and benefits will be in the surviving spouse’s name; andthe surviving spouse will exercise all of the Owner’s rights under the Contract.Restrictions are as follows:if, at the time the Owner purchased the Contract, the surviving spouse was over the maximum Contract issue Age, then the Contract cannot be continued;if, at the time the Owner purchased the Contract, the surviving spouse was over the maximum allowable Age for electing the GMAB, then the GMAB will be terminated.If the sole primary Beneficiary is a domestic partner or civil union partner, as defined under applicable state laws, we will treat him or her as a spouse for this provision, and he or she may elect to continue the Contract as described herein. However, a domestic partner or civil union partner cannot elect to continue the Contract if it is a traditional IRA or Roth IRA. Since current federal tax law does not define a spouse to include a domestic partner or civil union partner, such domestic partner or civil union partner who elects to continue the Contract must still meet the distribution requirements of IRC Section 72(s). In order to meet these requirements, the amount of any gain in the Contract will become subject to income tax at the time the election to continue the Contract is made.The right to continue the Contract by a surviving spouse, a domestic partner, or a civil union partner can only be exercised once while the Contract is in effect.See ‘‘Taxes – Civil Unions and Domestic Partnerships’’ if you are in a domestic partnership or civil union.
Death Benefit Amount During the Accumulation Phase
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit Amount During the Accumulation PhaseReturn of Purchase Payment Death BenefitThe death benefit during the Accumulation Phase will be the greater of 1 and 2 below.(1) The total Purchase Payments, reduced by an adjustment for each withdrawal. The adjustment is equal to A divided by B, with the result multiplied by C, where:A = the Contract Value withdrawn, including any applicable CDSC;B = the Contract Value immediately prior to the withdrawal; andC = the total Purchase Payments adjusted for any prior withdrawals.(2) The Contract Value determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method in Good Order at our Service Center.A withdrawal will reduce the death benefit amount in direct proportion to the Contract Value reduction. Since withdrawals result in a pro-rata adjustment to the death benefit amount, the death benefit amount may be reduced by more than the actual dollar amount of the withdrawals. See ‘‘Appendix E – Return of Purchase Payment Death Benefit Examples.’’The death benefit that is payable during the Accumulation Phase is determined as of the Close of Business on the Business Day on which we receive both due proof of death and an election of the payment method at our Service Center. Where there is more than one Beneficiary, we will determine the death benefit as of the Business Day the first Beneficiary submits due proof of death and election of payment method. If the death benefit payable is greater than the Contract Value, we will apply an amount equal to the difference between the death benefit and Contract Value to each Sub-Account and/or DCA Fixed Account in the ratio that your value in each Sub-Account and/or the DCA Fixed Account bears to your Contract Value. Each Beneficiary’s portion of the death benefit will be applied to their chosen death benefit payout option on the Business Day we receive their election of the payment method in Good Order and will be paid from the current allocation on a pro rata basis. The balance of the death benefit will remain in the Sub-Accounts and/or DCA Fixed Account based on the current allocation until each of the other Beneficiaries submits a Written Request to claim his/her death benefit. From the time the death benefit is determined until complete distribution is made, any amount in a Sub-Account will be subject to investment risk. This risk is borne by the Beneficiary(ies).We consider the application of a portion of your Contract Value to an Annuity Option as a withdrawal for purposes of calculating the death benefit amount.
Death Benefit Payment Options During the Accumulation Phase
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit Payment Options During the Accumulation PhaseThe availability of certain death benefit options may be limited for Tax-Qualified Contracts in order to comply with RMD rules.For Non-Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:Option 1 – Lump sum payment of the death benefit.Option 2 – Payment of the entire death benefit within five years of the date of any Owner’s death. This option may not be available if there are multiple Beneficiaries.Option 3 – Payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must begin within one year of the date of any Owner’s death. This option is not available for a Beneficiary that is a non-natural person.Option 4 – Payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must begin within one year of the date of any Owner’s death. Additional withdrawals, including full withdrawals, are available. This option is not available for a Beneficiary that is a non-natural person, and may not be available if there are multiple Beneficiaries. See the sub-section below entitled ‘‘Non-Qualified Beneficiary Annuity’’ for rules and restrictions.For Qualified Contracts, each Beneficiary must elect the death benefit to be paid under one of the following options in the event that a death benefit becomes payable during the Accumulation Phase:Option 1 – Lump sum payment of the death benefit.Option 2 – Payment of the entire death benefit by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). This option may not be available if there are multiple Beneficiaries.Option 3 – If the Beneficiary is your surviving spouse, or is not more than 10 years younger than you, payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary.Option 4 – If the Beneficiary is your surviving spouse, or is not more than 10 years younger than you, payment of the death benefit from a deferred annuity Contract over the life expectancy of the Beneficiary through a series of non-annuitized withdrawals made at least annually. Distribution must generally begin by the end of the calendar year following the year of your death. Additional deferral may be available for a spouse Beneficiary. Additional withdrawals, including full withdrawals, are available. This option may not be available if there are multiple Beneficiaries. See the sub-section below entitled ‘‘Beneficiary IRA’’ for rules and restrictions.If the sole primary Beneficiary is a spouse, continuation of the Contract in his or her own name is described previously in this section under ‘‘Death Benefit – Death of Owner During the Accumulation Phase.’’Any portion of the death benefit not applied to Option 3 or Option 4 within the time period specified must be distributed within five years of the date of the Owner’s death under Option 1 or Option 2. For Qualified Contracts, distribution under Option 1 or Option 2 must occur by the end of the calendar year that contains the tenth anniversary of your death (fifth anniversary of your death if you do not have a designated Beneficiary as defined for purposes of IRC Section 401(a)(9), including where your Beneficiary is your estate or certain trusts). In addition, if you die after reaching the age at which RMDs must begin, your beneficiary is required to take annual required minimum distributions during the ten year distribution period to the extent required by Regulations issued under IRC Section 401(a)(9). These requirements apply even if you have restricted the Beneficiary’s death benefit payout option.You may restrict a Beneficiary’s right to elect a death benefit payout option. If you do so, such rights or options will not be available to the Beneficiary.We may also consent to other death benefit payout options in addition to those described in this section as long as they comply with IRC Section 72(s) or Section 401(a)(9), as applicable.Lump Sum PaymentsIf a lump sum payment is requested, we will pay the amount within seven calendar days after we receive due proof of death and election of the payment method in Good Order at our Service Center, unless we are required to suspend or delay payment.Non-Qualified Beneficiary AnnuityA Non-Qualified Beneficiary Annuity, also referred to as a ‘‘non-qualified stretch’’ or ‘‘inherited non-qualified annuity,’’ is an annuity contract that is held for the benefit of the Beneficiary of a deceased annuity Owner in order to distribute death proceeds of a non-qualified annuity to the Beneficiary over that Beneficiary’s life expectancy in accordance with the required distribution rules of IRC Section 72(s). See ‘‘Taxes – Taxation of Non-Qualified Contracts – Distributions After Death of Owner’’ for more information.If a Beneficiary(ies) elects payment under Option 4 as a Non-Qualified Beneficiary Annuity after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Non-Qualified Beneficiary Annuity. See ‘‘Ownership – Non-Qualified Beneficiary Annuity.’’):The annuity Contract will be titled in the Beneficiary’s name as Beneficiary of the deceased Owner, and cannot be transferred. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.Distributions must begin within one year of the Owner’s death. Required distributions will be calculated based on the Beneficiary’s life expectancy as determined under the applicable IRS table, and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value.Distributions required under IRC Section 72(s) must be made at least annually through a SWP that we administer. This SWP cannot be changed or terminated. Distributions made under the SWP will be treated as variable Annuity Payments for income tax purposes. In order to qualify as Annuity Payments for income tax purposes, payments under the SWP will continue to be made even if you take additional withdrawals from the Contract.Withdrawals will not be subject to a CDSC.The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.Additional Purchase Payments cannot be applied to the Contract.Joint ownership is not allowed.Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined under the applicable IRS table.If there is a GMAB on the Contract, it will be terminated.This option is not available for a Beneficiary who is a non-natural person.A Non-Qualified Beneficiary Annuity may only be established by the Beneficiary of the Owner whose death triggered the required distribution requirements of IRC Section 72(s). A Non-Qualified Beneficiary Annuity may not be established as a ‘‘second generation’’ Non-Qualified Beneficiary Annuity by a successor Beneficiary.Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Non-Qualified Beneficiary Annuity.Beneficiary IRABeneficiary, Inherited, Legacy or ‘‘Stretch’’ IRAs are all terms used to describe an IRA that is used exclusively to distribute death proceeds of an IRA or other qualified investment to the beneficiary over that beneficiary’s life expectancy in order to meet the Required Minimum Distribution (RMD) rules. Upon the contract owner’s death under an IRA or other qualified contract, an ‘‘Eligible Designated Beneficiary’’ may generally establish a Beneficiary IRA by either purchasing a new annuity contract or, in some circumstances, by electing the Beneficiary IRA payout option under the current contract. Until withdrawn, amounts in a Beneficiary IRA continue to be tax-deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the RMD rules, are subject to tax.If the contract owner died on or before December 31, 2019 (on or before December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), an individual designated beneficiary, and certain trusts as beneficiary, are treated as Eligible Designated Beneficiaries, and can elect to take distributions over their life expectancy (life expectancy of the oldest trust beneficiary).However, if the contract owner dies on or after January 1, 2020 (on or after January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), only certain designated beneficiaries are treated as Eligible Designated Beneficiaries, and we will only offer the Beneficiary IRA payout option to a designated beneficiary who either (1) is the surviving spouse of the deceased qualified plan participant or IRA owner or, (2) is not more than 10 years younger than the deceased qualified plan participant or IRA owner. In the future, we may allow additional classes of Eligible Designated Beneficiaries to elect the Beneficiary IRA payout option.See “Taxes – Required Minimum Distributions for Qualified Contracts” for more information.Eligibility Requirements/Restrictions:If a Beneficiary(ies) elects payment under Option 4 as a Beneficiary IRA after the death of the Owner, the following rules apply (Note, these restrictions differ from those imposed when a Contract is purchased as a Beneficiary IRA. See ‘‘Ownership – Beneficiary IRA.’’):The annuity contract will be titled in the Beneficiary’s name as Beneficiary for the deceased Owner. The Beneficiary must be the Annuitant, and the Annuitant cannot be changed.For non-spousal Beneficiary IRAs, RMDs must begin by December 31st of the year following the year of the date of the Owner’s death. For spousal Beneficiary IRAs, RMDs may be deferred until the year for which the original Owner would have been required to begin RMDs. The RMD amount will generally be calculated based on the Beneficiary’s life expectancy and will be withdrawn from each Sub-Account and/or the DCA Fixed Account, if applicable, in the ratio that your value in each bears to your Contract Value. If the original Owner died after RMDs were required to begin, and was younger than the Beneficiary, the RMD amount may be calculated based on the original Owner’s life expectancy in the year of his or her death. If there is a Beneficiary IRA previously established with another carrier and an RMD is required in the current calendar year, we will process the RMD. If, however, an RMD is not required in the current calendar year, an RMD will not be processed until the year it is required.If the original owner died before January 1, 2020 (before January 1, 2022 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement) and the Beneficiary is a trust, a Beneficiary IRA may only be established if the trust qualifies as a ‘‘see-through’’ trust. For see-through trusts, RMDs must be calculated based upon the life expectancy of the oldest trust beneficiary and the oldest trust beneficiary must be the Annuitant. In order to be a see-through trust, the trust must be valid under state law and be irrevocable, and all beneficiaries, current and future, must be identifiable from the trust instrument. If any beneficiary of the trust is not an individual, the trust is not a see-through trust and cannot establish a Beneficiary IRA. If the original Owner died after December 31, 2019 (after December 31, 2021 for participants of a governmental plan or a plan maintained pursuant to a collective bargaining agreement), we will not offer a Beneficiary IRA to a trust.RMDs must be made at least annually through a SWP that we administer. This SWP cannot be terminated.Withdrawals will not be subject to a CDSC.The Beneficiary’s initial Contract Value will be equal to the death benefit that would have been payable to the Beneficiary if a lump sum distribution had been elected.Additional contributions cannot be applied to the Contract.Upon the death of the Annuitant, any remaining Contract Value will be paid to the succeeding Beneficiary in a lump sum or over the Annuitant’s remaining life expectancy as determined by the applicable IRS table, but in no case may payments extend beyond the end of the calendar year that contains the tenth anniversary of the Annuitant’s death.If there is a GMAB on the Contract, it will be terminated.A Beneficiary IRA may only be established by the Beneficiary of the IRA owner/qualified plan participant whose death triggered the RMD requirements of IRC Section 401(a)(9). A Beneficiary IRA may not be established as a ‘‘second generation’’ Beneficiary IRA by a successor Beneficiary.Joint ownership of a Beneficiary IRA is not allowed. Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.Beneficiaries should consult a qualified tax adviser for advice prior to establishing a Beneficiary IRA.
Death of Owner During the Annuity Phase
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death of Owner During the Annuity PhaseUpon any Owner’s death during the Annuity Phase, if the Annuitant is still alive, the surviving Owner will retain the ownership of the Contract. If there is no surviving Owner, the Beneficiary will become the Owner. Any remaining Annuity Payments under the Annuity Option elected will continue to be paid at least as rapidly as under the method of distribution in effect at such Owner’s death. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an “Eligible Designated Beneficiary” as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living.
Death of Annuitant
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death of AnnuitantIf an Annuitant, who is not the Owner or Joint Owner, dies during the Accumulation Phase, you can name a new Annuitant subject to our approval. If there is no surviving Annuitant and you do not name an Annuitant within 30 calendar days after we receive notification of the death of the Annuitant, the oldest Owner will become the Annuitant. If the Owner is a non-natural person and an Annuitant dies, you may not name a new Annuitant. In this case we will treat the death of the Annuitant as the death of the Owner and pay the death benefit as described in ‘‘Death Benefit – Death of Owner During the Accumulation Phase.’’Upon the death of the last surviving Annuitant on or after the Annuity Date, the death benefit, if any, is as specified in the Annuity Option elected. Upon the death of the last surviving Annuitant during the Annuity Phase, any remaining payment under the elected Annuity Option will be paid to the Beneficiary. For Qualified Contracts, the Beneficiary(ies) may be required to receive an adjusted payment stream in order to comply with RMD rules that apply upon the Owner/Annuitant’s death. If the Beneficiary is not an ‘‘Eligible Designated Beneficiary’’ as defined by IRC Section 401(a)(9), Annuity Payments may only continue through the end of the calendar year that contains the tenth anniversary of the Owner/Annuitant’s death, even if a longer Annuity Payment option was elected, including a Joint and Last Survivor Annuity Option where the Joint Annuitant is still living. We will treat a surviving Owner as the primary Beneficiary and treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary.Death Benefit and Partial AnnuitizationsIf you apply a portion of your Non-Qualified Contract Value to an Annuity Option, the death benefit for that portion will be determined in accordance with ‘‘Death Benefit – Death of Owner During the Annuity Phase’’ and ‘‘Death Benefit – Death of Annuitant.’’ The death benefit for the portion of the Contract Value remaining in the Accumulation Phase will be determined in accordance with ‘‘Death Benefit – Death of Owner During the Accumulation Phase’’ and ‘‘Death Benefit – Death of Annuitant.’’Due Proof of DeathFor purposes of determining due proof of death, we require:a certified death certificate; ora certified decree of a court of competent jurisdiction as to the finding of death; orany other proof satisfactory to us.
6 Month DCA Fixed Account
Fixed Option [Line Items]
Fixed Option Available, Name	6 Month DCA Fixed Account
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
12 Month DCA Fixed Account
Fixed Option [Line Items]
Fixed Option Available, Name	12 Month DCA Fixed Account
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. You can lose money in a variable annuity, including potential loss of your entire amount invested. The value of your investment and any returns will depend on the performance of the Funds you select. Those Funds could decline in value very significantly, and the risk of loss varies with each Fund. You bear the risk of any decline in your Contract Value resulting from the poor performance of the Funds you have selected. The investment risks are described in the prospectuses for the Funds.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. Variable annuities are not a short-term investment vehicle. The CDSC may apply for a number of years, so the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your Purchase Payments. In addition, full or partial withdrawals will be subject to income tax to the extent that they consist of earnings and may be subject to a 10% additional income tax if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract. Additional information about these risks appear in ‘‘Important Information You Should Consider About the MassMutual Transitions Select II Variable Annuity,’’ ‘‘Withdrawals,’’ and ‘‘Taxes.’’
Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk.Investment Restrictions Risks. The optional GMAB rider restricts your choice of available Funds. These restrictions are intended to protect us financially, in that they reduce the likelihood that we will have to pay guaranteed benefits under the rider from our own assets. These restrictions could result in an opportunity cost – in the form of Funds that you did not invest in that ultimately might generate superior investment performance. Thus, you should consider these restrictions when deciding whether to elect the GMAB.Risk Associated With Election of GMAB. The GMAB includes several requirements that must be adhered to in order to preserve and maximize the guarantees we offer under the benefit. If you fail to adhere to these requirements, that may diminish the value of the benefit and even possibly cause termination of the benefit. In addition, it is possible that you will pay fees for the GMAB without receiving a GMAB credit at the end of the benefit period. Withdrawals will negatively impact your GMAB Amount. Any Purchase Payments made after the first Contract year or after a reset will increase your Contract Value, but will not increase your GMAB Amount.
Insurance Company Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account. Similarly, if we experience financial difficulty, it could interfere with our ability to fulfill our obligations under the DCA Fixed Account and other General Account obligations.
Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk. We reserve the right to limit transfers. We also reserve the right to remove or substitute Funds as investment options available under the Contract. We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract. See “Other Information – Reservation of Rights” for more information
Risk of Loss
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including loss of principal.
Not a Short-Term Investment
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
  This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
  CDSCs may apply for up to seven years (for B-Share Contracts) or four years (for  L-Share Contracts) following your last Purchase Payment.
  If CDSCs apply, they will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
  Withdrawals may result in income taxes and premature distribution taxes.

Risks Associated with Investment Options
Item 3. Key Information [Line Items]
Risk [Text Block]
  An investment in this Contract is subject to the risk of poor investment performance of the Funds you choose and can vary depending upon the performance of the Funds available under the Contract.
  Each Fund and fixed account has its own unique risks.
  You should review the investment options, including prospectuses for the available Funds and the terms of any fixed account, before making an investment decision.

Insurance Company Risks
Item 3. Key Information [Line Items]
Risk [Text Block]
  Any obligations (including under any fixed account), guarantees, and benefits of the Contract are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.

Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ an additional income tax may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Earnings for this purpose consist of Contract Value in excess of your after-tax investment in the Contract.
Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.
B-Share Contract
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.33%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.33%
Lowest Annual Cost [Dollars]	$ 1,604
Highest Annual Cost [Dollars]	$ 3,112
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. For the B-Share Contract, the current and maximum mortality and expense risk charge is 1.15% annually and the current and maximum administrative charge is 0.15% annually. For the L-Share Contract, the current and maximum mortality and expense risk charge is 1.50% annually and the current and maximum administrative charge is 0.15% annually. These charges are a percentage of average account value in the Separate Account on an annualized basis.
B-Share Contract | GMAB: 20-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$10,210
$18,219
$24,691
$42,108
$11,310
$21,519
$30,191
$53,108
Minimum Fund operating expenses
$ 9,690
$16,567
$21,780
$35,464
$10,790
$19,801
$27,055
$45,395

Annuitize Example [Table Text Block]
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses
N/A
N/A
$20,191
$42,108
N/A
N/A
$25,691
$53,108
Minimum Fund operating expenses
N/A
N/A
$17,280
$35,464
N/A
N/A
$22,555
$45,395

No Surrender Example [Table Text Block]
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$ 3,910
$11,919
$20,191
$42,108
$ 5,010
$15,219
$25,691
$53,108
Minimum Fund operating expenses
$ 3,390
$10,267
$17,280
$35,464
$ 4,490
$13,501
$22,555
$45,395

B-Share Contract | GMAB: 12-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$10,210
$18,219
$24,691
$42,108
$11,310
$21,519
$30,191
$53,108
Minimum Fund operating expenses
$ 9,690
$16,567
$21,780
$35,464
$10,790
$19,801
$27,055
$45,395

Annuitize Example [Table Text Block]
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses
N/A
N/A
$20,191
$42,108
N/A
N/A
$25,691
$53,108
Minimum Fund operating expenses
N/A
N/A
$17,280
$35,464
N/A
N/A
$22,555
$45,395

No Surrender Example [Table Text Block]
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$ 3,910
$11,919
$20,191
$42,108
$ 5,010
$15,219
$25,691
$53,108
Minimum Fund operating expenses
$ 3,390
$10,267
$17,280
$35,464
$ 4,490
$13,501
$22,555
$45,395

B-Share Contract | No GMAB Benefit Elected
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$9,030
$14,677
$18,784
$30,264
$9,030
$14,677
$18,784
$30,264
Minimum Fund operating expenses
$8,120
$11,935
$14,197
$21,038
$8,120
$11,935
$14,197
$21,038

Annuitize Example [Table Text Block]
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses
N/A
N/A
$14,284
$30,264
N/A
N/A
$14,284
$30,264
Minimum Fund operating expenses
N/A
N/A
$ 9,697
$21,038
N/A
N/A
$ 9,697
$21,038

No Surrender Example [Table Text Block]
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$2,730
$ 8,377
$14,284
$30,264
$2,730
$ 8,377
$14,284
$30,264
Minimum Fund operating expenses
$1,820
$ 5,635
$ 9,697
$21,038
$1,820
$ 5,635
$ 9,697
$21,038

L-Share Contract
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.68%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.68%
Lowest Annual Cost [Dollars]	$ 1,802
Highest Annual Cost [Dollars]	$ 3,290
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.65%
Base Contract Expense (of Average Account Value), Current [Percent]	1.65%
Base Contract Expense, Footnotes [Text Block]	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. For the B-Share Contract, the current and maximum mortality and expense risk charge is 1.15% annually and the current and maximum administrative charge is 0.15% annually. For the L-Share Contract, the current and maximum mortality and expense risk charge is 1.50% annually and the current and maximum administrative charge is 0.15% annually. These charges are a percentage of average account value in the Separate Account on an annualized basis.After your seventh Contract Anniversary, the Base Contract Expenses for the L-Share Contract will be reduced to 1.30%.
L-Share Contract | GMAB: 20-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$10,560
$19,265
$21,925
$44,304
$11,660
$22,565
$27,425
$55,304
Minimum Fund operating expenses
$10,040
$17,609
$19,003
$37,682
$11,140
$20,831
$24,238
$47,538

Annuitize Example [Table Text Block]
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses
N/A
N/A
$21,925
$44,304
N/A
N/A
$27,425
$55,304
Minimum Fund operating expenses
N/A
N/A
$19,003
$37,682
N/A
N/A
$24,238
$47,538

No Surrender Example [Table Text Block]
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$ 4,260
$12,965
$21,925
$44,304
$ 5,360
$16,265
$27,425
$55,304
Minimum Fund operating expenses
$ 3,740
$11,309
$19,003
$37,682
$ 4,840
$14,531
$24,238
$47,538

L-Share Contract | GMAB: 12-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$10,560
$19,265
$21,925
$44,304
$11,660
$22,565
$27,425
$55,304
Minimum Fund operating expenses
$10,040
$17,609
$19,003
$37,682
$11,140
$20,831
$24,238
$47,538

Annuitize Example [Table Text Block]
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses
N/A
N/A
$21,925
$44,304
N/A
N/A
$27,425
$55,304
Minimum Fund operating expenses
N/A
N/A
$19,003
$37,682
N/A
N/A
$24,238
$47,538

No Surrender Example [Table Text Block]
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$ 4,260
$12,965
$21,925
$44,304
$ 5,360
$16,265
$27,425
$55,304
Minimum Fund operating expenses
$ 3,740
$11,309
$19,003
$37,682
$ 4,840
$14,531
$24,238
$47,538

L-Share Contract | No GMAB Benefit Elected
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]
If you withdraw all of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$9,380
$15,719
$16,003
$32,413
$9,380
$15,719
$16,003
$32,413
Minimum Fund operating expenses
$8,470
$12,996
$11,482
$23,393
$8,470
$12,996
$11,482
$23,393

Annuitize Example [Table Text Block]
If you decide to begin the Annuity Phase at the end of each year shown
Maximum Fund operating expenses
N/A
N/A
$16,003
$32,413
N/A
N/A
$16,003
$32,413
Minimum Fund operating expenses
N/A
N/A
$11,482
$23,393
N/A
N/A
$11,482
$23,393

No Surrender Example [Table Text Block]
If you do not withdraw any of your Contract Value at the end of each year shown
Maximum Fund operating expenses
$3,080
$ 9,419
$16,003
$32,413
$3,080
$ 9,419
$16,003
$32,413
Minimum Fund operating expenses
$2,170
$ 6,696
$11,482
$23,393
$2,170
$ 6,696
$11,482
$23,393

B-Share Contract - Maximum Expenses | GMAB: 20-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,310
Surrender Expense, 1 Year, Minimum [Dollars]	10,790
Surrender Expense, 3 Years, Maximum [Dollars]	21,519
Surrender Expense, 3 Years, Minimum [Dollars]	19,801
Surrender Expense, 5 Years, Maximum [Dollars]	30,191
Surrender Expense, 5 Years, Minimum [Dollars]	27,055
Surrender Expense, 10 Years, Maximum [Dollars]	53,108
Surrender Expense, 10 Years, Minimum [Dollars]	45,395
Annuitized Expense, 5 Years, Maximum [Dollars]	25,691
Annuitized Expense, 5 Years, Minimum [Dollars]	22,555
Annuitized Expense, 10 Years, Maximum [Dollars]	53,108
Annuitized Expense, 10 Years, Minimum [Dollars]	45,395
No Surrender Expense, 1 Year, Maximum [Dollars]	5,010
No Surrender Expense, 1 Year, Minimum [Dollars]	4,490
No Surrender Expense, 3 Years, Maximum [Dollars]	15,219
No Surrender Expense, 3 Years, Minimum [Dollars]	13,501
No Surrender Expense, 5 Years, Maximum [Dollars]	25,691
No Surrender Expense, 5 Years, Minimum [Dollars]	22,555
No Surrender Expense, 10 Years, Maximum [Dollars]	53,108
No Surrender Expense, 10 Years, Minimum [Dollars]	45,395
B-Share Contract - Maximum Expenses | GMAB: 12-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	11,310
Surrender Expense, 1 Year, Minimum [Dollars]	10,790
Surrender Expense, 3 Years, Maximum [Dollars]	21,519
Surrender Expense, 3 Years, Minimum [Dollars]	19,801
Surrender Expense, 5 Years, Maximum [Dollars]	30,191
Surrender Expense, 5 Years, Minimum [Dollars]	27,055
Surrender Expense, 10 Years, Maximum [Dollars]	53,108
Surrender Expense, 10 Years, Minimum [Dollars]	45,395
Annuitized Expense, 5 Years, Maximum [Dollars]	25,691
Annuitized Expense, 5 Years, Minimum [Dollars]	22,555
Annuitized Expense, 10 Years, Maximum [Dollars]	53,108
Annuitized Expense, 10 Years, Minimum [Dollars]	45,395
No Surrender Expense, 1 Year, Maximum [Dollars]	5,010
No Surrender Expense, 1 Year, Minimum [Dollars]	4,490
No Surrender Expense, 3 Years, Maximum [Dollars]	15,219
No Surrender Expense, 3 Years, Minimum [Dollars]	13,501
No Surrender Expense, 5 Years, Maximum [Dollars]	25,691
No Surrender Expense, 5 Years, Minimum [Dollars]	22,555
No Surrender Expense, 10 Years, Maximum [Dollars]	53,108
No Surrender Expense, 10 Years, Minimum [Dollars]	45,395
B-Share Contract - Maximum Expenses | No GMAB Benefit Elected
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	9,030
Surrender Expense, 1 Year, Minimum [Dollars]	8,120
Surrender Expense, 3 Years, Maximum [Dollars]	14,677
Surrender Expense, 3 Years, Minimum [Dollars]	11,935
Surrender Expense, 5 Years, Maximum [Dollars]	18,784
Surrender Expense, 5 Years, Minimum [Dollars]	14,197
Surrender Expense, 10 Years, Maximum [Dollars]	30,264
Surrender Expense, 10 Years, Minimum [Dollars]	21,038
Annuitized Expense, 5 Years, Maximum [Dollars]	14,284
Annuitized Expense, 5 Years, Minimum [Dollars]	9,697
Annuitized Expense, 10 Years, Maximum [Dollars]	30,264
Annuitized Expense, 10 Years, Minimum [Dollars]	21,038
No Surrender Expense, 1 Year, Maximum [Dollars]	2,730
No Surrender Expense, 1 Year, Minimum [Dollars]	1,820
No Surrender Expense, 3 Years, Maximum [Dollars]	8,377
No Surrender Expense, 3 Years, Minimum [Dollars]	5,635
No Surrender Expense, 5 Years, Maximum [Dollars]	14,284
No Surrender Expense, 5 Years, Minimum [Dollars]	9,697
No Surrender Expense, 10 Years, Maximum [Dollars]	30,264
No Surrender Expense, 10 Years, Minimum [Dollars]	21,038
B-Share Contract - Current Expenses | GMAB: 20-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	10,210
Surrender Expense, 1 Year, Minimum [Dollars]	9,690
Surrender Expense, 3 Years, Maximum [Dollars]	18,219
Surrender Expense, 3 Years, Minimum [Dollars]	16,567
Surrender Expense, 5 Years, Maximum [Dollars]	24,691
Surrender Expense, 5 Years, Minimum [Dollars]	21,780
Surrender Expense, 10 Years, Maximum [Dollars]	42,108
Surrender Expense, 10 Years, Minimum [Dollars]	35,464
Annuitized Expense, 5 Years, Maximum [Dollars]	20,191
Annuitized Expense, 5 Years, Minimum [Dollars]	17,280
Annuitized Expense, 10 Years, Maximum [Dollars]	42,108
Annuitized Expense, 10 Years, Minimum [Dollars]	35,464
No Surrender Expense, 1 Year, Maximum [Dollars]	3,910
No Surrender Expense, 1 Year, Minimum [Dollars]	3,390
No Surrender Expense, 3 Years, Maximum [Dollars]	11,919
No Surrender Expense, 3 Years, Minimum [Dollars]	10,267
No Surrender Expense, 5 Years, Maximum [Dollars]	20,191
No Surrender Expense, 5 Years, Minimum [Dollars]	17,280
No Surrender Expense, 10 Years, Maximum [Dollars]	42,108
No Surrender Expense, 10 Years, Minimum [Dollars]	35,464
B-Share Contract - Current Expenses | GMAB: 12-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	10,210
Surrender Expense, 1 Year, Minimum [Dollars]	9,690
Surrender Expense, 3 Years, Maximum [Dollars]	18,219
Surrender Expense, 3 Years, Minimum [Dollars]	16,567
Surrender Expense, 5 Years, Maximum [Dollars]	24,691
Surrender Expense, 5 Years, Minimum [Dollars]	21,780
Surrender Expense, 10 Years, Maximum [Dollars]	42,108
Surrender Expense, 10 Years, Minimum [Dollars]	35,464
Annuitized Expense, 5 Years, Maximum [Dollars]	20,191
Annuitized Expense, 5 Years, Minimum [Dollars]	17,280
Annuitized Expense, 10 Years, Maximum [Dollars]	42,108
Annuitized Expense, 10 Years, Minimum [Dollars]	35,464
No Surrender Expense, 1 Year, Maximum [Dollars]	3,910
No Surrender Expense, 1 Year, Minimum [Dollars]	3,390
No Surrender Expense, 3 Years, Maximum [Dollars]	11,919
No Surrender Expense, 3 Years, Minimum [Dollars]	10,267
No Surrender Expense, 5 Years, Maximum [Dollars]	20,191
No Surrender Expense, 5 Years, Minimum [Dollars]	17,280
No Surrender Expense, 10 Years, Maximum [Dollars]	42,108
No Surrender Expense, 10 Years, Minimum [Dollars]	35,464
B-Share Contract - Current Expenses | No GMAB Benefit Elected
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	9,030
Surrender Expense, 1 Year, Minimum [Dollars]	8,120
Surrender Expense, 3 Years, Maximum [Dollars]	14,677
Surrender Expense, 3 Years, Minimum [Dollars]	11,935
Surrender Expense, 5 Years, Maximum [Dollars]	18,784
Surrender Expense, 5 Years, Minimum [Dollars]	14,197
Surrender Expense, 10 Years, Maximum [Dollars]	30,264
Surrender Expense, 10 Years, Minimum [Dollars]	21,038
Annuitized Expense, 5 Years, Maximum [Dollars]	14,284
Annuitized Expense, 5 Years, Minimum [Dollars]	9,697
Annuitized Expense, 10 Years, Maximum [Dollars]	30,264
Annuitized Expense, 10 Years, Minimum [Dollars]	21,038
No Surrender Expense, 1 Year, Maximum [Dollars]	2,730
No Surrender Expense, 1 Year, Minimum [Dollars]	1,820
No Surrender Expense, 3 Years, Maximum [Dollars]	8,377
No Surrender Expense, 3 Years, Minimum [Dollars]	5,635
No Surrender Expense, 5 Years, Maximum [Dollars]	14,284
No Surrender Expense, 5 Years, Minimum [Dollars]	9,697
No Surrender Expense, 10 Years, Maximum [Dollars]	30,264
No Surrender Expense, 10 Years, Minimum [Dollars]	21,038
L-Share Contract - Current Expenses | GMAB: 20-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	10,560
Surrender Expense, 1 Year, Minimum [Dollars]	10,040
Surrender Expense, 3 Years, Maximum [Dollars]	19,265
Surrender Expense, 3 Years, Minimum [Dollars]	17,609
Surrender Expense, 5 Years, Maximum [Dollars]	21,925
Surrender Expense, 5 Years, Minimum [Dollars]	19,003
Surrender Expense, 10 Years, Maximum [Dollars]	44,304
Surrender Expense, 10 Years, Minimum [Dollars]	37,682
Annuitized Expense, 5 Years, Maximum [Dollars]	21,925
Annuitized Expense, 5 Years, Minimum [Dollars]	19,003
Annuitized Expense, 10 Years, Maximum [Dollars]	44,304
Annuitized Expense, 10 Years, Minimum [Dollars]	37,682
No Surrender Expense, 1 Year, Maximum [Dollars]	4,260
No Surrender Expense, 1 Year, Minimum [Dollars]	3,740
No Surrender Expense, 3 Years, Maximum [Dollars]	12,965
No Surrender Expense, 3 Years, Minimum [Dollars]	11,309
No Surrender Expense, 5 Years, Maximum [Dollars]	21,925
No Surrender Expense, 5 Years, Minimum [Dollars]	19,003
No Surrender Expense, 10 Years, Maximum [Dollars]	44,304
No Surrender Expense, 10 Years, Minimum [Dollars]	37,682
L-Share Contract - Current Expenses | GMAB: 12-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	10,560
Surrender Expense, 1 Year, Minimum [Dollars]	10,040
Surrender Expense, 3 Years, Maximum [Dollars]	19,265
Surrender Expense, 3 Years, Minimum [Dollars]	17,609
Surrender Expense, 5 Years, Maximum [Dollars]	21,925
Surrender Expense, 5 Years, Minimum [Dollars]	19,003
Surrender Expense, 10 Years, Maximum [Dollars]	44,304
Surrender Expense, 10 Years, Minimum [Dollars]	37,682
Annuitized Expense, 5 Years, Maximum [Dollars]	21,925
Annuitized Expense, 5 Years, Minimum [Dollars]	19,003
Annuitized Expense, 10 Years, Maximum [Dollars]	44,304
Annuitized Expense, 10 Years, Minimum [Dollars]	37,682
No Surrender Expense, 1 Year, Maximum [Dollars]	4,260
No Surrender Expense, 1 Year, Minimum [Dollars]	3,740
No Surrender Expense, 3 Years, Maximum [Dollars]	12,965
No Surrender Expense, 3 Years, Minimum [Dollars]	11,309
No Surrender Expense, 5 Years, Maximum [Dollars]	21,925
No Surrender Expense, 5 Years, Minimum [Dollars]	19,003
No Surrender Expense, 10 Years, Maximum [Dollars]	44,304
No Surrender Expense, 10 Years, Minimum [Dollars]	37,682
L-Share Contract - Current Expenses | No GMAB Benefit Elected
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	9,380
Surrender Expense, 1 Year, Minimum [Dollars]	8,470
Surrender Expense, 3 Years, Maximum [Dollars]	15,719
Surrender Expense, 3 Years, Minimum [Dollars]	12,996
Surrender Expense, 5 Years, Maximum [Dollars]	16,003
Surrender Expense, 5 Years, Minimum [Dollars]	11,482
Surrender Expense, 10 Years, Maximum [Dollars]	32,413
Surrender Expense, 10 Years, Minimum [Dollars]	23,393
Annuitized Expense, 5 Years, Maximum [Dollars]	16,003
Annuitized Expense, 5 Years, Minimum [Dollars]	11,482
Annuitized Expense, 10 Years, Maximum [Dollars]	32,413
Annuitized Expense, 10 Years, Minimum [Dollars]	23,393
No Surrender Expense, 1 Year, Maximum [Dollars]	3,080
No Surrender Expense, 1 Year, Minimum [Dollars]	2,170
No Surrender Expense, 3 Years, Minimum [Dollars]	6,696
No Surrender Expense, 5 Years, Maximum [Dollars]	16,003
No Surrender Expense, 5 Years, Minimum [Dollars]	11,482
No Surrender Expense, 10 Years, Maximum [Dollars]	32,413
No Surrender Expense, 10 Years, Minimum [Dollars]	23,393
L-Share Contract - Maximum Expenses | GMAB: 20-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	11,660
Surrender Expense, 1 Year, Minimum [Dollars]	11,140
Surrender Expense, 3 Years, Maximum [Dollars]	22,565
Surrender Expense, 3 Years, Minimum [Dollars]	20,831
Surrender Expense, 5 Years, Maximum [Dollars]	27,425
Surrender Expense, 5 Years, Minimum [Dollars]	24,238
Surrender Expense, 10 Years, Maximum [Dollars]	55,304
Surrender Expense, 10 Years, Minimum [Dollars]	47,538
Annuitized Expense, 5 Years, Maximum [Dollars]	27,425
Annuitized Expense, 5 Years, Minimum [Dollars]	24,238
Annuitized Expense, 10 Years, Maximum [Dollars]	55,304
Annuitized Expense, 10 Years, Minimum [Dollars]	47,538
No Surrender Expense, 1 Year, Maximum [Dollars]	5,360
No Surrender Expense, 1 Year, Minimum [Dollars]	4,840
No Surrender Expense, 3 Years, Maximum [Dollars]	16,265
No Surrender Expense, 3 Years, Minimum [Dollars]	14,531
No Surrender Expense, 5 Years, Maximum [Dollars]	27,425
No Surrender Expense, 5 Years, Minimum [Dollars]	24,238
No Surrender Expense, 10 Years, Maximum [Dollars]	55,304
No Surrender Expense, 10 Years, Minimum [Dollars]	47,538
L-Share Contract - Maximum Expenses | GMAB: 12-Year Benefit
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	11,660
Surrender Expense, 1 Year, Minimum [Dollars]	11,140
Surrender Expense, 3 Years, Maximum [Dollars]	22,565
Surrender Expense, 3 Years, Minimum [Dollars]	20,831
Surrender Expense, 5 Years, Maximum [Dollars]	27,425
Surrender Expense, 5 Years, Minimum [Dollars]	24,238
Surrender Expense, 10 Years, Maximum [Dollars]	55,304
Surrender Expense, 10 Years, Minimum [Dollars]	47,538
Annuitized Expense, 5 Years, Maximum [Dollars]	27,425
Annuitized Expense, 5 Years, Minimum [Dollars]	24,238
Annuitized Expense, 10 Years, Maximum [Dollars]	55,304
Annuitized Expense, 10 Years, Minimum [Dollars]	47,538
No Surrender Expense, 1 Year, Maximum [Dollars]	5,360
No Surrender Expense, 1 Year, Minimum [Dollars]	4,840
No Surrender Expense, 3 Years, Maximum [Dollars]	16,265
No Surrender Expense, 3 Years, Minimum [Dollars]	14,531
No Surrender Expense, 5 Years, Maximum [Dollars]	27,425
No Surrender Expense, 5 Years, Minimum [Dollars]	24,238
No Surrender Expense, 10 Years, Maximum [Dollars]	55,304
No Surrender Expense, 10 Years, Minimum [Dollars]	47,538
L-Share Contract - Maximum Expenses | No GMAB Benefit Elected
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	9,380
Surrender Expense, 1 Year, Minimum [Dollars]	8,470
Surrender Expense, 3 Years, Maximum [Dollars]	15,719
Surrender Expense, 3 Years, Minimum [Dollars]	12,996
Surrender Expense, 5 Years, Maximum [Dollars]	16,003
Surrender Expense, 5 Years, Minimum [Dollars]	11,482
Surrender Expense, 10 Years, Maximum [Dollars]	32,413
Surrender Expense, 10 Years, Minimum [Dollars]	23,393
Annuitized Expense, 5 Years, Maximum [Dollars]	16,003
Annuitized Expense, 5 Years, Minimum [Dollars]	11,482
Annuitized Expense, 10 Years, Maximum [Dollars]	32,413
Annuitized Expense, 10 Years, Minimum [Dollars]	23,393
No Surrender Expense, 1 Year, Maximum [Dollars]	3,080
No Surrender Expense, 1 Year, Minimum [Dollars]	2,170
No Surrender Expense, 3 Years, Maximum [Dollars]	9,419
No Surrender Expense, 3 Years, Minimum [Dollars]	6,696
No Surrender Expense, 5 Years, Maximum [Dollars]	16,003
No Surrender Expense, 5 Years, Minimum [Dollars]	11,482
No Surrender Expense, 10 Years, Maximum [Dollars]	32,413
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 23,393

[1]
(1)	Represents the mortality and expense risk charge and administrative charge (charged as a percentage of average account value in the Separate Account on an annualized basis) and the annual contract maintenance charge (a fixed dollar amount that may be waived for certain Contract Value amounts) collected during the Contract Year that are attributable to the Contract divided by the total average net assets that are attributable to the Contract.

[2]
(2)	As a percentage of Fund assets.

[3]
(3)	This charge is the lowest current charge for the optional benefit available with this contract. It is the current charge for the 12-Year GMAB. The charge is a percentage of the GMAB Amount.

[4]
(4)	This charge is the highest current charge for the optional benefit available with this contract. It is the current charge for the 12-Year GMAB. The charge is a percentage of the GMAB Amount.

[5]
(5)	The calculation of the highest annual cost assumes election of the 12-Year GMAB.

[6]
(1)	The Fund expenses used to prepare this item were provided to us by the Funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

[7]
(1)	This represents the annual contract maintenance charge. Currently, we waive this charge if, when we are to make the deduction, your Contract Value is $100,000 or more. We assess the charge on each Contract Anniversary and when you make a full withdrawal. For Contracts issued in New York, the charge is deducted on a pro-rated basis for full withdrawals.

[8]
(1)	‘‘GMAB Amount’’ refers to the minimum Contract Value guaranteed at the end of the benefit period. The GMAB Amount will be recalculated after a reset. See ‘‘GMAB Amount’’ and ‘‘The Reset Option” in “Additional Benefits – Guaranteed Minimum Accumulation Benefit (GMAB) – 12-Year Benefit.’’

[9]
(2)	The Base Contract Expenses represent the sum of the mortality and expense risk charge and the administrative charge. For the B-Share Contract, the current and maximum mortality and expense risk charge is 1.15% annually and the current and maximum administrative charge is 0.15% annually. For the L-Share Contract, the current and maximum mortality and expense risk charge is 1.50% annually and the current and maximum administrative charge is 0.15% annually. These charges are a percentage of average account value in the Separate Account on an annualized basis.

[10]
(2)	‘‘GMAB Charge Base’’ refers to the total Purchase Payments made during the first Contract Year, adjusted by any withdrawals during the benefit period. See ‘‘Additional Benefits – Guaranteed Minimum Accumulation Benefit (GMAB) – 20-Year Benefit – GMAB Charge.’’

[11]
(3)	After your seventh Contract Anniversary, the Base Contract Expenses for the L-Share Contract will be reduced to 1.30%.

[12]
(1)	The CDSC percentage charged is based on the number of full years from when the purchase payment is applied to the Contract to the date it is withdrawn. See Appendix C for an example.
For a B-Share Contract those percentages are 7% (for first three years), 6% (for 4th year), 5% (for 5th year), 4% (for 6th year), 3% (for 7th year), and 0% (for 8th year and later).
For an L-Share Contract those percentages are 7% (for first three years), 6% (for 4th year), and 0% (for 5th year and later).
See ‘‘Charges and Deductions – Contingent Deferred Sales Charge (CDSC)’’ for more information.

[13]
Fidelity, Contrafund and Fidelity Institutional AM are registered service marks of FMR LLC. Used with permission.

[14]
(*)	This Fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this Fund’s annual expenses reflect temporary expense reductions. See the Fund prospectus for additional information.

[15]
(1)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

[16]
(10)	MML VIP Barings Core Bond Fund formerly known as MML Managed Bond Fund.

[17]
(11)	MML VIP Barings Inflation-Protected and Income Fund formerly known as MML Inflation-Protected and Income Fund.

[18]
(12)	MML VIP Barings Short-Duration Bond Fund formerly known as MML Short-Duration Bond Fund.

[19]
(13)	MML VIP Fidelity Institutional AM® Core Plus Bond Fund formerly known as MML Total Return Bond Fund.

[20]
(14)	MML VIP BlackRock® Balanced Fund formerly known as MML Blend Fund.

[21]
(15)	MML VIP Franklin Templeton Equity Fund formerly known as MML Equity Fund.

[22]
(16)	MML VIP T. Rowe Price Equity Income Fund formerly known as MML Equity Income Fund.

[23]
(17)	MML VIP Invesco Main Street Equity Fund formerly known as MML Fundamental Equity Fund.

[24]
(18)	MML VIP JPMorgan U.S. Research Enhanced Equity Fund formerly known as MML Managed Volatility Fund.

[25]
(19)	The Fund is a “feeder” fund, meaning that it does not buy investment securities directly, but instead invests in shares of a corresponding “master” fund, which in turn purchases investment securities. A fund offered in a master feeder structure may have higher expenses than those of a fund which invests directly in securities because the “feeder” fund bears its own expenses in addition to those of the “master” fund. You should read the Fund prospectuses for more information about this “feeder” fund.

[26]
(2)	MML VIP Aggressive Allocation Fund formerly known as MML Aggressive Allocation Fund.

[27]
(20)	The MML VIP American Funds Growth Fund invests all of its assets in the Class 1 shares of the American Funds Insurance Series® – Growth Fund. However, this Fund is not available directly as an investment choice under your MassMutual variable product. You should read the prospectus along with the prospectus for the MML VIP American Funds Growth Fund.

[28]
(21)	MML VIP American Funds Growth Fund formerly known as MML American Funds Growth Fund.

[29]
(22)	MML VIP Loomis Sayles Large Cap Growth Fund formerly known as MML Large Cap Growth Fund.

[30]
(23)	MML VIP T. Rowe Price Blue Chip Growth Fund formerly known as MML Blue Chip Growth Fund.

[31]
(24)	MML VIP American Century Mid Cap Value Fund formerly known as MML Mid Cap Value Fund.

[32]
(25)	MML VIP American Century Small Company Value Fund formerly known as MML Small Company Value Fund.

[33]
(26)	MML VIP Invesco Small Cap Equity Fund formerly known as MML Small Cap Equity Fund.

[34]
(27)	MML VIP Invesco Discovery Mid Cap Fund formerly known as MML Invesco Discovery Mid Cap Fund.

[35]
(28)	MML VIP T. Rowe Price Mid Cap Growth Fund formerly known as MML Mid Cap Growth Fund.

[36]
(29)	MML VIP Wellington Small Cap Growth Equity Fund formerly known as MML Small Cap Growth Equity Fund.

[37]
(3)	MML VIP American Funds 65/35 Allocation Fund formerly known as MML American Funds Core Allocation Fund.

[38]
(30)	Invesco V.I. International Growth Fund formerly known as Invesco Oppenheimer V.I. International Growth Fund.

[39]
(31)	MML VIP Invesco Global Fund formerly known as MML Global Fund.

[40]
(32)	MML VIP MFS International Equity Fund formerly known as MML International Equity Fund.

[41]
(33)	Specialty funds are an all-encompassing category that consists of funds that forgo broad diversification to concentrate on a certain segment of the economy or a specific targeted strategy. For example, sector funds are targeted strategy funds aimed at specific sectors of the economy, such as financial, technology, healthcare, and so on. Sector funds can, therefore, be more volatile than a more diversified equity fund since the stocks in a given sector tend to be highly correlated with each other.

[42]
(34)	Nomura VIP Asset Strategy Series formerly known as Macquarie VIP Asset Strategy Series.

[43]
(4)	MML VIP Balanced Allocation Fund formerly known as MML Balanced Allocation Fund.

[44]
(5)	MML VIP Conservative Allocation Fund formerly known as MML Conservative Allocation Fund.

[45]
(6)	MML VIP Growth Allocation Fund formerly known as MML Growth Allocation Fund.

[46]
(7)	MML VIP Moderate Allocation Fund formerly known as MML Moderate Allocation Fund.

[47]
(8)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.

[48]
(9)	MML VIP Barings U.S. Government Money Market Fund formerly known as MML U.S. Government Money Market Fund.